UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds,
0.250%, 08/31/2014	$300,000	$300,211
		300,211	2.5%
Taxable Municipal Bonds
City of Passaic NJ,
1.630%, 02/01/2015	125,000	125,710
Colorado State Board of Governors,
0.963%, 03/01/2015	105,000	105,172
Tulsa Airports Improvement Trust,
1.389%, 06/01/2015	100,000	100,000
University of California,
0.528%, 05/15/2015	65,000	65,122
		396,004	3.2%
Other Government Related Securities
EDF,
0.694%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	250,785
Petrobras Global Finance B.V.,
2.593%, 03/17/2017 f	250,000	250,937
The Export-Import Bank of Korea,
0.992%, 01/14/2017 f	250,000	251,375
		753,097	6.2%
Corporate Bonds
Industrials
Bunge Limited Finance Corp.,
5.100%, 07/15/2015	100,000	105,082
ConAgra Foods, Inc.,
5.875%, 04/15/2014	100,000	100,183
Devon Energy Corporation,
0.773%, 12/15/2016	125,000	125,135
Hyundai Capital Services, Inc.,
6.000%, 05/05/2015 (Acquired 01/09/2014, Cost $105,069) * f	100,000	105,355
TCI Communications, Inc.,
8.750%, 08/01/2015	200,000	221,578
Time Warner Inc.,
3.150%, 07/15/2015	100,000	103,281
Verizon Communications, Inc.,
1.984%, 09/14/2018	250,000	262,549
Wm. Wrigley Jr. Company,
3.700%, 06/30/2014 (Acquired 01/09/2014, Cost $100,701) *	100,000	100,739
		1,123,902	9.2%
Utility
Ameren Corporation,
8.875%, 05/15/2014	100,000	100,958
DTE Energy Company,
7.625%, 05/15/2014	100,000	100,829
Energy Transfer Partners, L.P.,
8.500%, 04/15/2014	100,000	100,261
Midcontinent Express Pipeline LLC,
5.450%, 09/15/2014 (Acquired 01/09/2014, Cost $203,757) *	200,000	202,683
Orange and Rockland Utilities, Inc.,
2.500%, 08/15/2015 (Acquired 03/19/2014, Cost $101,559) *	100,000	101,510
Spectra Energy Capital LLC,
5.668%, 08/15/2014	250,000	254,463
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/07/2014 through 01/13/2014, Cost $306,050) *	300,000	307,220
		1,167,924	9.6%
Finance
ABN AMRO Bank N.V.,
1.035%, 10/28/2016 (Acquired 01/03/2014, Cost $225,822) * f	225,000	226,301
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	75,000	78,000
Australia and New Zealand Banking Group Limited,

0.620%, 01/10/2017 (Acquired 01/06/2014, Cost $250,000) * f	250,000	250,275
BB&T Corporation:
2.050%, 04/28/2014	75,000	75,024
5.200%, 12/23/2015	41,000	43,940
BPCE,
1.489%, 04/25/2016 f	250,000	253,421
Capital One Financial Corporation,
7.375%, 05/23/2014	100,000	100,971
Citigroup Inc.,
5.500%, 10/15/2014	45,000	46,186
Commonwealth Bank of Australia,
0.839%, 10/08/2015 (Acquired 01/03/2014, Cost $199,800) * f	200,000	199,913
Credit Agricole S.A.,
1.078%, 10/03/2016 (Acquired 01/03/2014, Cost $250,582) * f	250,000	252,041
Deutsche Bank Aktiengesellschaft,
0.847%, 02/13/2017 f	150,000	150,509
First Tennessee Bank, National Association,
5.050%, 01/15/2015	250,000	257,290
General Electric Capital Corporation,
0.752%, 01/14/2019	250,000	250,235
J.P. Morgan Chase & Co.,
Series 1, 0.865%, 01/28/2019	250,000	249,765
Kookmin Bank,
1.114%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	251,008
Macquarie Bank Limited,
1.024%, 03/24/2017 (Acquired 03/18/2014, Cost $200,000) * f	200,000	200,291
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/2014	165,000	167,277
Morgan Stanley,
1.087%, 01/24/2019	250,000	250,352
National Australia Bank Limited,
0.739%, 10/08/2015 (Acquired 01/03/2014, Cost $199,860) * f	200,000	199,943
Rabobank Nederland,
0.484%, 03/07/2016 (Acquired 01/03/2014, Cost $249,625) * f	250,000	249,772
Royal Bank of Canada,
0.566%, 01/23/2017 f	250,000	250,210
SLM Corporation,
5.375%, 05/15/2014	100,000	100,500
Sumitomo Mitsui Banking Corporation,
0.670%, 01/10/2017 f	250,000	250,618
SunTrust Bank,
0.533%, 04/01/2015	150,000	149,688
The Goldman Sachs Group, Inc.,
1.336%, 11/15/2018	250,000	252,248
W3A Funding Corporation,
8.090%, 01/02/2017	38,329	38,269
Westpac Banking Corporation,
0.665%, 11/25/2016 f	250,000	250,786
		5,044,833	41.5%
Total Corporate Bonds		7,336,659	60.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC),
5.000%, 12/01/2017	196,532	208,373
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	203,156	215,984
5.000%, 11/01/2017	165,644	176,148
5.000%, 12/01/2017	141,887	150,846
		751,351	6.2%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	114,423	117,750
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	92,098	94,913
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 2A5, 0.604%, 09/25/2034	168,350	169,594
J.P. Morgan Mortgage Trust:
Series 2005-A3, Class 6A4, 2.674%, 06/25/2035	38,176	38,137
Series 2006-S1, Class 2A2, 6.000%, 04/25/2036	125,474	125,464
MASTR Alternative Loan Trust,

Series 2004-13, Class 8A1, 5.500%, 01/25/2025		149,054	150,298
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034		154,351	159,820
RALI Series Trust,
Series 2002-QS19, Class A2, 0.654%, 12/25/2032		70,446	69,839
			925,815	7.6%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2005-3, Class A1, 0.390%, 09/25/2035		219,068	217,551
Capital Auto Receivables Asset Trust,
Series 2014-1, Class A1B, 0.507%, 05/20/2016		200,000	200,060
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A1, 0.354%, 06/25/2037		111,821	109,246
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.794%, 09/25/2034		251,213	251,130
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.354%, 01/25/2036		49,136	45,746
Louisiana Local Government Environmental Facilities & Community Development Auth.,
1.520%, 02/01/2018		249,463	251,312
MASTR Asset Backed Securities Trust,
Series 2007-HE2, Class A2, 0.854%, 08/25/2037		7,891	7,816
RAMP Series Trust,
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033		147,023	147,514
Santander Drive Auto Receivables Trust,
Series 2013-2, Class A2, 0.470%, 03/15/2016		38,726	38,725
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.354%, 12/25/2036		226,346	223,193
			1,492,293	12.3%
Total Long-Term Investments (Cost $11,924,725)			11,955,430	98.3%

		Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Dreyfus Institutional Cash Advantage Fund, 0.05% «		47,366	47,366
Total Short-Term Investment (Cost $47,366)			47,366	0.4%

Total Investments (Cost $11,972,091)			12,002,796	98.7%
Other Assets in Excess of Liabilities			157,799	1.3%
TOTAL NET ASSETS			$12,160,595	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
f	Foreign Security
«	7-Day Yield

Baird Ultra Short Bond Fund
Summary Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$300,211	$-	$300,211
Taxable Municipal Bonds	-	396,004	-	396,004
Other Government Related Securities	-	753,097	-	753,097
Corporate Bonds	-	7,336,659	-	7,336,659
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	751,351	-	751,351
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	925,815	-	925,815
Asset Backed Securities	-	1,492,293	-	1,492,293
Total Fixed Income	-	11,955,430	-	11,955,430

Short-Term Investments
Money Market Mutual Funds	47,366	-	-	47,366
Total Short-Term Investments	47,366	-	-	47,366

Total Investments	$47,366	$11,955,430	$-	$12,002,796

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017 @	$38,800,000	$40,439,921
2.250%, 07/31/2018 @	212,000,000	218,691,144
		259,131,065	12.1%
Taxable Municipal Bonds
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,026,620
City of Trenton NJ:
1.430%, 04/01/2015	1,440,000	1,440,706
1.722%, 04/01/2016	1,470,000	1,462,282
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,193,556
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,822,418
Government Development Bank for Puerto Rico:
3.670%, 05/01/2014	6,450,000	6,408,139
4.704%, 05/01/2016	725,000	649,484
Illinois State:
4.422%, 04/01/2015	2,210,000	2,284,654
4.961%, 03/01/2016	1,110,000	1,185,813
5.090%, 04/01/2017	2,785,000	3,007,744
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,005,670
IPS Multi-School Building Corp.,
3.790%, 01/15/2017	2,085,000	2,193,608
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	980,000	976,756
1.500%, 01/01/2017	945,000	944,991
1.650%, 07/01/2017	895,000	891,617
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,224,790
Rhode Island Housing & Mortgage Finance Corp/RI:
1.150%, 04/01/2016	1,175,000	1,170,617
1.930%, 04/01/2017	600,000	604,224
3.000%, 10/01/2034 (Callable 10/01/2022)	12,500,000	12,566,625
Schenectady Metroplex Development Authority/NY:
0.979%, 08/01/2015	375,000	374,981
2.232%, 08/01/2017	200,000	200,842
South Carolina State Public Service Authority,
1.252%, 06/01/2016 (Callable 12/01/2015)	6,800,000	6,833,116
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	155,000	155,222
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	114,686
3.042%, 06/01/2018	100,000	100,102
		56,839,263	2.7%
Other Government Related Securities
CNOOC Finance 2013 Ltd,
1.125%, 05/09/2016 f	2,500,000	2,499,215
CNPC HK Overseas Capital Ltd,
3.125%, 04/28/2016 (Acquired 12/18/2012, Cost $2,362,965) * f	2,300,000	2,375,859
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	278,839
EDF,
0.694%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,780,615
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * @ f	3,000,000	3,049,944
Petrobras Global Finance B.V.,
2.593%, 03/17/2017 @ f	4,000,000	4,015,000
Petrobras International Finance Company,
3.875%, 01/27/2016 f	6,725,000	6,906,165
Petroleos Mexicanos,
4.875%, 03/15/2015 f	5,270,000	5,454,450
Sinopec Capital (2013) Limited,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,168) * f	4,250,000	4,242,244

The Export-Import Bank of Korea,
0.992%, 01/14/2017 f	750,000	754,123
The Korea Development Bank:
0.862%, 01/22/2017 f	5,000,000	5,006,260
3.875%, 05/04/2017 f	2,350,000	2,511,795
3.000%, 03/17/2019 f	2,475,000	2,532,148
		49,406,657	2.3%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017	4,949,000	4,964,639
ACTAVIS, INC.,
1.875%, 10/01/2017	1,392,000	1,385,742
ADT Corp.,
2.250%, 07/15/2017	6,700,000	6,620,531
Agrium Inc.,
7.700%, 02/01/2017 f	5,000,000	5,592,020
Altera Corporation,
2.500%, 11/15/2018	3,000,000	3,004,962
America Movil, S.A.B. de C.V.,
1.234%, 09/12/2016 f	9,000,000	9,100,332
American Honda Finance Corporation:
1.000%, 08/11/2015 (Acquired 09/04/2012, Cost $4,989,550) *	5,000,000	5,028,980
0.609%, 05/26/2016 (Acquired 05/22/2013, Cost $800,000) *	800,000	803,552
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	5,255,000	5,830,186
6.375%, 09/15/2017	2,400,000	2,747,556
Anglo American Capital PLC,
9.375%, 04/08/2014 (Acquired 03/23/2012 through 06/19/2012, Cost $901,295) * f	900,000	901,123
ArcelorMittal S.A.:
9.500%, 02/15/2015 f	341,000	364,017
4.250%, 02/25/2015 f	1,000,000	1,021,250
4.250%, 08/05/2015 f	1,525,000	1,570,750
AT&T Inc.,
0.619%, 02/12/2016	1,283,000	1,285,576
Avon Products, Inc.,
2.375%, 03/15/2016	2,000,000	2,032,336
Beam Inc.:
5.375%, 01/15/2016	1,269,000	1,356,807
1.875%, 05/15/2017	8,000,000	8,011,072
Boston Scientific Corporation,
5.125%, 01/12/2017	3,000,000	3,274,815
BP Capital Markets,
0.865%, 09/26/2018 f	7,000,000	7,058,926
Bunge Limited Finance Corp.:
5.350%, 04/15/2014	6,550,000	6,559,432
5.100%, 07/15/2015	1,635,000	1,718,084
3.200%, 06/15/2017	425,000	441,679
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	1,820,000	2,004,719
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	3,996,000
Computer Sciences Corporation,
2.500%, 09/15/2015	9,550,000	9,747,322
ConAgra Foods, Inc.:
1.350%, 09/10/2015	3,840,000	3,868,439
5.819%, 06/15/2017	6,234,000	7,040,910
Cox Communications, Inc.:
5.500%, 10/01/2015	200,000	213,255
7.250%, 11/15/2015	2,000,000	2,199,928
5.875%, 12/01/2016 (Acquired 02/26/2014, Cost $1,115,779) *	1,000,000	1,115,078
CRH America, Inc.,
6.000%, 09/30/2016	5,865,000	6,518,772
CSX Corporation,
7.900%, 05/01/2017	2,221,000	2,609,560
Daimler Finance North America LLC:
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,865,980
0.918%, 08/01/2016 (Acquired 07/24/2013, Cost $2,000,000) *	2,000,000	2,018,092
0.585%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	2,001,152
Deutsche Telekom International Finance B.V.:
5.750%, 03/23/2016 f	400,000	437,012
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,890,912) * f	5,775,000	6,020,050
Devon Energy Corporation:
2.400%, 07/15/2016	375,000	385,400

1.875%, 05/15/2017	3,100,000	3,122,488
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	400,000	418,103
Dollar General Corporation,
4.125%, 07/15/2017	17,221,000	18,418,238
Eaton Corporation,
1.500%, 11/02/2017	5,000,000	4,975,930
Express Scripts Holding Company:
3.125%, 05/15/2016	3,000,000	3,125,445
3.500%, 11/15/2016	525,000	555,868
2.650%, 02/15/2017	200,000	206,834
FBG Finance Pty Ltd,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $536,016) * f	515,000	541,669
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	3,227,719	3,589,586
Federal Express Corp 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,473,105) *	1,471,588	1,488,128
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	8,520,000	9,165,535
Fiserv, Inc.:
3.125%, 10/01/2015	2,486,000	2,561,162
3.125%, 06/15/2016	3,245,000	3,385,239
Ford Motor Credit Company LLC:
2.750%, 05/15/2015	4,000,000	4,081,560
2.500%, 01/15/2016	500,000	513,399
6.625%, 08/15/2017	4,000,000	4,620,684
Freeport-McMoRan Copper & Gold Inc.:
1.400%, 02/13/2015	3,500,000	3,520,083
2.150%, 03/01/2017	2,000,000	2,029,504
Georgia-Pacific LLC,
7.700%, 06/15/2015	5,300,000	5,733,763
Glencore Canada Corporation,
6.000%, 10/15/2015 f	525,000	562,920
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 01/12/2010 through 01/21/2014, Cost $7,696,245) *	7,690,000	7,703,826
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	3,010,089
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	579,383
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	1,991,262
Hewlett-Packard Company:
4.750%, 06/02/2014	475,000	478,315
3.000%, 09/15/2016	450,000	469,830
1.182%, 01/14/2019 @	5,000,000	5,011,630
Hospira, Inc.,
6.050%, 03/30/2017	2,654,000	2,937,798
Husky Energy Inc.,
6.200%, 09/15/2017 f	1,000,000	1,143,685
Husky Oil Limited,
7.550%, 11/15/2016 f	2,500,000	2,892,917
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 04/30/2013, Cost $6,213,537) * f	5,924,000	6,241,254
4.375%, 07/27/2016 (Acquired 05/11/2012 through 12/05/2013, Cost $6,504,262) * f	6,230,000	6,649,447
Ingredion Incorporated,
1.800%, 09/25/2017	8,974,000	8,801,574
Johnson Controls, Inc.,
5.500%, 01/15/2016 @	7,270,000	7,856,136
KIA Motors Corporation,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,462,787) * f	1,400,000	1,456,930
Laboratory Corporation of America Holdings:
5.625%, 12/15/2015	650,000	697,900
3.125%, 05/15/2016	2,000,000	2,080,208
Marathon Oil Corporation,
6.000%, 10/01/2017	7,805,000	8,922,137
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,574,526
Masco Corporation,
6.125%, 10/03/2016	3,250,000	3,566,875
Medco Health Solutions, Inc.,
2.750%, 09/15/2015	250,000	256,355
Murphy Oil Corporation,
2.500%, 12/01/2017	10,281,000	10,450,935
Mylan Inc.:
1.800%, 06/24/2016	1,000,000	1,014,010
6.000%, 11/15/2018 (Acquired 02/01/2013, Cost $2,641,817) *	2,500,000	2,639,325

7.875%, 07/15/2020 (Acquired 07/16/2013 through 09/16/2013, Cost $6,693,183) *	6,000,000	6,725,844
Nabisco, Inc.,
7.550%, 06/15/2015	3,489,000	3,773,598
Nabors Industries, Inc.,
2.350%, 09/15/2016 (Acquired 09/04/2013, Cost $1,998,840) *	2,000,000	2,046,080
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,705,649
NBCUniversal Enterprise Inc.,
0.776%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $3,108,930) *	3,100,000	3,108,302
Nissan Motor Acceptance Corporation:
0.935%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,028,220
0.786%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) *	3,000,000	3,005,226
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,701,142
2.500%, 03/15/2017 f	5,510,000	5,606,149
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 06/20/2011 through 06/25/2013, Cost $1,341,008) * f	1,332,000	1,341,765
Pentair Finance S.A.,
1.875%, 09/15/2017 f	4,000,000	3,986,196
Petrohawk Energy Corporation,
7.250%, 08/15/2018	3,975,000	4,217,475
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,129,525
Pioneer Natural Resources Company:
5.875%, 07/15/2016	10,000,000	11,030,520
6.650%, 03/15/2017 @	1,260,000	1,434,054
Plains Exploration & Production Company,
7.625%, 04/01/2020	6,850,000	7,535,000
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	9,700,000	10,378,350
PPG Industries, Inc.,
1.900%, 01/15/2016	1,452,000	1,476,844
Quest Diagnostics Inc,
3.200%, 04/01/2016	5,050,000	5,260,671
Rohm and Haas Company,
6.000%, 09/15/2017	646,000	734,292
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013 through 01/10/2014, Cost $8,217,873) * f	7,600,000	8,161,762
SABMiller Holdings Inc.,
0.928%, 08/01/2018 (Acquired 08/06/2013, Cost $2,600,000) *	2,600,000	2,619,991
SABMiller PLC,
6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,322,428) * f	1,214,000	1,358,048
Seagate HDD Cayman,
6.875%, 05/01/2020 f	9,653,000	10,485,571
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	938,838
Talisman Energy Inc.,
5.125%, 05/15/2015 f	3,557,000	3,706,807
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	11,508,000
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	7,290,000	8,068,076
6.221%, 07/03/2017 f	1,344,000	1,520,290
Telefonica Moviles Chile S.A.,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,803) * f	1,020,000	1,037,692
The Clorox Company,
5.000%, 01/15/2015	2,000,000	2,067,364
The Valspar Corporation,
5.100%, 08/01/2015	10,450,000	10,931,202
Thomson Reuters Corporation,
0.875%, 05/23/2016 f	4,550,000	4,533,188
Time Warner Cable Inc.,
5.850%, 05/01/2017	2,355,000	2,647,661
Time Warner Companies, Inc.,
7.250%, 10/15/2017	7,831,000	9,241,723
Total Capital International,
0.807%, 08/10/2018 f	4,350,000	4,380,024
Transocean Inc.:
5.050%, 12/15/2016 f	400,000	435,073
2.500%, 10/15/2017 f	7,400,000	7,447,693
TSMC Global Ltd,
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,994,868
Tyco Electronics Group S.A.:
1.600%, 02/03/2015 f	1,000,000	1,009,586

6.550%, 10/01/2017 f	860,000	994,483
Union Pacific Railroad Co 2004 Pass Through Trust,
5.214%, 09/30/2014 (Acquired 10/22/2010 through 07/03/2013, Cost $6,775,590) *	6,674,000	6,791,843
Vale Canada Limited,
5.700%, 10/15/2015 f	8,000,000	8,556,696
Vale Overseas Limited,
6.250%, 01/23/2017 f	915,000	1,022,443
Valero Energy Corporation,
6.125%, 06/15/2017	1,120,000	1,283,919
Verizon Communications, Inc.:
2.500%, 09/15/2016	3,000,000	3,106,410
3.650%, 09/14/2018	6,000,000	6,387,192
Viacom Inc.:
1.250%, 02/27/2015	1,000,000	1,006,004
6.250%, 04/30/2016	2,125,000	2,354,447
Vodafone Group Public Limited Company:
0.620%, 02/19/2016 f	5,000,000	5,002,725
5.625%, 02/27/2017 f	2,000,000	2,245,438
Warner Chilcott Co LLC / Warner Chilcott Finance LLC,
7.750%, 09/15/2018 f	10,585,000	11,299,487
Wm. Wrigley Jr. Company,
3.700%, 06/30/2014 (Acquired 03/15/2012 through 08/12/2013, Cost $6,766,413) *	6,731,000	6,780,762
Woodside Finance Limited,
4.500%, 11/10/2014 (Acquired 11/15/2012 through 07/30/2013, Cost $2,794,821) * f	2,740,000	2,802,571
Xerox Corporation,
6.400%, 03/15/2016	2,583,000	2,850,077
Xstrata Finance (Canada) Limited,
2.050%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,034,482
Yara International ASA,
5.250%, 12/15/2014 (Acquired 09/25/2012 through 02/13/2013, Cost $7,979,980) * f	7,775,000	7,997,419
Yum! Brands, Inc.:
4.250%, 09/15/2015	6,425,000	6,734,344
6.250%, 04/15/2016	2,000,000	2,198,864
Zoetis Inc.,
1.150%, 02/01/2016	1,000,000	1,003,974
		561,530,460	26.3%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,364,000	6,424,967
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	905,000	957,914
Boardwalk Pipelines, LP,
5.500%, 02/01/2017	13,384,000	14,473,565
Centrais Eletricas Brasileiras SA,
7.750%, 11/30/2015 (Acquired 12/06/2012, Cost $3,275,801) * f	3,000,000	3,266,250
Commonwealth Edison Company:
Series 104, 5.950%, 08/15/2016	550,000	612,138
6.150%, 09/15/2017	100,000	115,034
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	3,069,000	3,202,360
DCP Midstream, LLC,
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,780,968) *	1,708,000	1,800,457
Dominion Resources, Inc.,
6.400%, 06/15/2018	2,000,000	2,332,832
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	5,286,000	5,523,696
Enbridge Inc.:
0.883%, 10/01/2016 f	2,000,000	2,005,924
5.600%, 04/01/2017 f	5,125,000	5,709,486
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,496,000	3,505,128
5.950%, 02/01/2015	5,570,000	5,807,070
6.125%, 02/15/2017	600,000	671,834
9.700%, 03/15/2019	1,000,000	1,292,085
Entergy Corporation,
4.700%, 01/15/2017	8,750,000	9,276,557
Enterprise Products Operating LLC:
3.700%, 06/01/2015	1,075,000	1,110,567
1.250%, 08/13/2015	3,000,000	3,019,857
Exelon Corporation,
4.900%, 06/15/2015	2,159,000	2,258,625
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012 through 10/15/2013, Cost $3,568,064) *	3,450,000	3,573,500
Gulfstream Natural Gas System, L.L.C.,

6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $8,541,553) *	7,646,000	8,478,435
Kinder Morgan Energy Partners, L.P.,
6.000%, 02/01/2017	250,000	278,676
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 05/31/2014 (Acquired 06/19/2013, Cost $2,905,248) *	2,879,800	2,904,143
Midcontinent Express Pipeline LLC,
5.450%, 09/15/2014 (Acquired 07/05/2013 through 02/12/2014, Cost $2,368,527) *	2,332,000	2,363,279
National Grid PLC,
6.300%, 08/01/2016 f	9,611,000	10,727,952
NextEra Energy Capital Holdings, Inc.,
1.339%, 09/01/2015	5,000,000	5,036,320
NiSource Finance Corp.:
5.400%, 07/15/2014	5,121,000	5,190,062
5.250%, 09/15/2017	5,300,000	5,892,227
ONEOK Partners, L.P.:
6.150%, 10/01/2016	4,695,000	5,248,409
2.000%, 10/01/2017	2,858,000	2,870,621
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,426,318
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 03/27/2014, Cost $4,750,043) * f	4,750,000	4,839,495
PG&E Corporation,
5.750%, 04/01/2014	1,258,000	1,258,000
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	5,827,000	6,214,029
6.200%, 05/15/2016	4,041,000	4,454,799
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,402,705
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,082) *	2,000,000	2,015,000
Sempra Energy,
2.300%, 04/01/2017	1,300,000	1,329,232
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,271,980
Spectra Energy Capital LLC,
5.668%, 08/15/2014	6,414,000	6,528,490
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	661,133
Tennessee Gas Pipeline Company, L.L.C.,
8.000%, 02/01/2016	1,000,000	1,116,146
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 01/07/2014, Cost $5,224,549) *	5,190,000	5,314,908
TransCanada PipeLines Ltd,
0.914%, 06/30/2016 f	2,575,000	2,593,337
Union Electric Company,
4.750%, 04/01/2015	500,000	521,103
Williams Partners L.P.:
3.800%, 02/15/2015	9,000,000	9,243,054
7.250%, 02/01/2017	935,000	1,076,276
		183,195,975	8.6%
Finance
ABN AMRO Bank N.V.:
1.035%, 10/28/2016 (Acquired 10/23/2013 through 12/27/2013, Cost $9,953,449) * f	9,950,000	10,007,511
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/22/2013, Cost $3,400,771) * f	3,200,000	3,437,082
2.500%, 10/30/2018 (Acquired 03/04/2014, Cost $957,669) * f	950,000	948,812
Aegon N.V.,
4.625%, 12/01/2015 f	1,275,000	1,352,679
American Express Company,
5.500%, 09/12/2016	1,213,000	1,343,086
American Express Credit Corporation,
0.746%, 07/29/2016	5,000,000	5,033,575
American International Group, Inc.:
2.375%, 08/24/2015	1,100,000	1,122,075
5.600%, 10/18/2016	5,120,000	5,668,633
5.450%, 05/18/2017	3,575,000	3,989,493
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	1,350,000	1,451,084
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	3,215,000	3,343,600
ANZ New Zealand (Int'l) Limited:
3.125%, 08/10/2015 (Acquired 07/23/2013, Cost $3,030,642) * f	2,950,000	3,044,913
1.125%, 03/24/2016 (Acquired 03/20/2013 through 01/16/2014, Cost $5,323,143) * f	5,324,000	5,341,138
Aon Corporation:
3.500%, 09/30/2015 f	3,778,000	3,922,070

3.125%, 05/27/2016 f	1,582,000	1,644,371
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,708,000	1,761,339
Australia and New Zealand Banking Group Limited:
0.620%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	750,825
1.875%, 10/06/2017 (Acquired 07/17/2013 through 11/21/2013, Cost $749,575) * f	750,000	757,808
Banco Santander-Chile,
3.750%, 09/22/2015 (Acquired 11/21/2013 through 03/28/2014, Cost $1,625,057) * f	1,575,000	1,625,606
Bank of America Corporation:
10.200%, 07/15/2015	3,725,000	4,123,534
5.750%, 12/01/2017	5,000,000	5,660,710
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	5,180,000	5,672,136
0.815%, 02/17/2017 f	3,000,000	3,008,547
BB&T Corporation,
1.093%, 06/15/2018	3,000,000	3,031,137
BNP Paribas:
0.824%, 12/12/2016 f	4,540,000	4,549,815
2.375%, 09/14/2017 f	3,000,000	3,072,696
BPCE:
1.489%, 04/25/2016 f	8,750,000	8,869,726
1.084%, 02/10/2017 f	900,000	903,539
2.500%, 12/10/2018 f	3,275,000	3,290,605
Branch Banking and Trust Company,
0.536%, 05/23/2017	8,345,000	8,256,526
Canadian Imperial Bank of Commerce:
0.757%, 07/18/2016 f	3,000,000	3,016,440
1.350%, 07/18/2016 @ f	5,000,000	5,047,480
Capital One Financial Corporation:
6.150%, 09/01/2016	450,000	502,205
5.250%, 02/21/2017	1,000,000	1,098,899
CIGNA Corporation:
2.750%, 11/15/2016	5,331,000	5,554,417
5.375%, 03/15/2017	2,300,000	2,533,866
Citigroup Inc.:
5.300%, 01/07/2016	2,000,000	2,148,628
0.916%, 11/15/2016	2,000,000	2,009,882
CNA Financial Corporation:
5.850%, 12/15/2014	2,225,000	2,305,970
6.500%, 08/15/2016	4,995,000	5,607,052
Comerica Bank:
5.750%, 11/21/2016	1,425,000	1,592,549
5.200%, 08/22/2017	4,125,000	4,579,488
Commonwealth Bank of Australia:
0.839%, 10/08/2015 (Acquired 12/05/2013, Cost $1,198,800) * f	1,200,000	1,199,479
0.735%, 09/20/2016 (Acquired 09/16/2013 through 12/20/2013, Cost $6,103,411) * f	6,100,000	6,130,061
Compagnie de Financement Foncier,
2.500%, 09/16/2015 (Acquired 06/19/2012 through 09/27/2013, Cost $8,777,171) * f	8,600,000	8,825,062
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,050,000	4,442,101
Coventry Health Care, Inc.,
6.125%, 01/15/2015	1,125,000	1,172,761
Credit Agricole S.A.,
1.078%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,081,650
Credit Suisse,
6.000%, 02/15/2018 f	225,000	257,586
Deutsche Bank Aktiengesellschaft:
0.847%, 02/13/2017 f	3,850,000	3,863,055
Series 3FXD, 1.400%, 02/13/2017 f	3,000,000	3,000,081
6.000%, 09/01/2017 f	3,467,000	3,946,746
Dresdner Bank AG,
7.250%, 09/15/2015 f	3,797,000	4,062,790
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,369,210
0.655%, 12/20/2016	2,900,000	2,874,100
5.450%, 01/15/2017	619,000	683,448
Fifth Third Bank,
0.644%, 02/26/2016	5,000,000	5,009,700
First Hawaiian Capital I,
Series B, 8.343%, 07/01/2027	1,500,000	1,521,000
First Horizon National Corporation,
5.375%, 12/15/2015	1,050,000	1,117,101
First Tennessee Bank, National Association:
5.050%, 01/15/2015	1,000,000	1,029,162

5.650%, 04/01/2016	7,170,000	7,670,430
General Electric Capital Corporation:
4.375%, 09/21/2015	2,350,000	2,476,855
1.000%, 01/08/2016	1,000,000	1,007,181
2.950%, 05/09/2016	5,400,000	5,625,137
0.892%, 07/12/2016	10,000,000	10,092,810
5.625%, 09/15/2017	9,080,000	10,302,241
5.625%, 05/01/2018	175,000	200,004
0.752%, 01/14/2019	750,000	750,706
Genworth Holdings, Inc.:
5.750%, 06/15/2014 @	4,508,000	4,558,048
8.625%, 12/15/2016	1,000,000	1,182,532
Hana Bank,
1.362%, 11/09/2016 (Acquired 11/05/2013, Cost $7,006,722) * f	7,000,000	7,054,761
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	1,043,679
HSBC Finance Corporation:
5.000%, 06/30/2015	3,400,000	3,569,521
5.500%, 01/19/2016	556,000	600,480
6.676%, 01/15/2021	221,000	257,894
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,519,680) *	1,500,000	1,525,202
HSBC USA Inc.,
1.114%, 09/24/2018	1,000,000	1,012,325
Huntington Bancshares Incorporated,
2.600%, 08/02/2018	3,250,000	3,275,220
Hutchison Whampoa International Ltd.,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,481,569) * f	9,090,000	9,562,189
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2012 through 07/15/2013, Cost $5,992,557) * @ f	5,783,000	6,112,325
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,366,639) * f	3,200,000	3,401,776
ING U.S., Inc.,
2.900%, 02/15/2018 @	5,000,000	5,123,085
J.P. Morgan Chase & Co.,
Series 1, 0.865%, 01/28/2019	750,000	749,297
Kemper Corporation:
6.000%, 11/30/2015	8,500,000	9,025,725
6.000%, 05/15/2017	4,565,000	5,029,671
KeyBank National Association:
7.413%, 05/06/2015	9,854,000	10,521,530
4.950%, 09/15/2015	820,000	865,528
Kookmin Bank:
7.250%, 05/14/2014 (Acquired 05/26/2009 through 02/08/2013, Cost $7,032,362) * f	7,000,000	7,051,443
1.114%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,753,391) * @ f	4,750,000	4,769,152
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 02/20/2014, Cost $11,664,507) * f	11,785,000	11,701,916
Lloyds Bank plc,
4.875%, 01/21/2016 f	1,775,000	1,903,322
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,682,000	7,002,729
5.000%, 01/17/2017	2,488,000	2,708,596
M&T Capital Trust I,
8.234%, 02/01/2027	1,000,000	1,017,675
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013 through 09/27/2013, Cost $10,022,563) * f	10,000,000	10,143,910
Manufacturers And Traders Trust Company:
0.534%, 03/07/2016	6,300,000	6,288,351
6.625%, 12/04/2017	1,000,000	1,154,030
Manulife Financial Corporation,
3.400%, 09/17/2015 f	9,761,000	10,117,384
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	758,000	810,495
2.300%, 04/01/2017	1,197,000	1,223,190
MassMutual Global Funding II,
3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,045,709) *	2,000,000	2,095,952
Metropolitan Life Global Funding I,
3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,308,070) *	2,300,000	2,395,554
Mizuho Bank, Ltd.,
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $7,056,808) * f	6,900,000	7,104,654
Morgan Stanley:
4.750%, 04/01/2014 @	75,000	75,000
4.000%, 07/24/2015	1,108,000	1,153,007
1.750%, 02/25/2016	2,000,000	2,025,804
5.450%, 01/09/2017	2,950,000	3,261,266

1.087%, 01/24/2019	4,750,000	4,756,688
National Australia Bank Limited:
0.739%, 10/08/2015 (Acquired 03/26/2013, Cost $1,098,900) * f	1,100,000	1,099,685
0.666%, 12/02/2016 (Acquired 11/21/2013, Cost $6,000,000) * f	6,000,000	6,011,160
National City Bank,
5.800%, 06/07/2017	1,675,000	1,888,805
Nomura Holdings, Inc.:
5.000%, 03/04/2015 f	1,000,000	1,038,646
2.000%, 09/13/2016 f	10,105,000	10,230,646
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,316,012) * f	5,140,000	5,398,079
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	3,988,880
Paine Webber Group Inc.,
7.990%, 06/09/2017	300,000	342,597
PNC Bank, National Association,
0.556%, 04/29/2016	4,000,000	4,001,784
PNC Funding Corp,
4.250%, 09/21/2015	450,000	472,388
Principal Financial Group, Inc.,
1.850%, 11/15/2017 @	3,500,000	3,509,881
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 10/16/2012 through 07/15/2013, Cost $2,801,318) *	2,741,250	2,813,855
Prudential Financial, Inc.,
6.100%, 06/15/2017	4,720,000	5,362,614
Rabobank Nederland:
0.715%, 03/18/2016 f	3,000,000	3,016,491
3.375%, 01/19/2017 f	1,092,000	1,157,721
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,000,000	5,298,130
Regions Bank,
7.500%, 05/15/2018	250,000	295,048
Regions Financial Corporation,
5.750%, 06/15/2015	3,500,000	3,691,247
Santander Holdings USA, Inc.,
3.000%, 09/24/2015	2,975,000	3,063,717
SLM Corporation,
5.375%, 05/15/2014	4,757,000	4,780,785
Societe Generale:
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,556,964) * @ f	3,475,000	3,586,193
2.625%, 10/01/2018 f	1,000,000	1,009,893
Sumitomo Mitsui Banking Corporation:
1.350%, 07/18/2015 f	2,000,000	2,017,196
3.150%, 07/22/2015 (Acquired 02/06/2013 through 08/06/2013, Cost $2,159,288) * f	2,100,000	2,163,815
1.450%, 07/19/2016 @ f	4,000,000	4,030,700
0.670%, 01/10/2017 f	1,825,000	1,829,511
SunTrust Bank:
0.533%, 04/01/2015	7,080,000	7,065,281
0.526%, 08/24/2015	1,000,000	997,153
5.000%, 09/01/2015	2,396,000	2,527,849
7.250%, 03/15/2018	154,000	180,862
SunTrust Banks, Inc.,
6.000%, 09/11/2017	525,000	598,035
SUSA Partnership, L.P.,
8.200%, 06/01/2017	714,000	832,900
Svenska Handelsbanken AB:
0.684%, 03/21/2016 f	2,000,000	2,008,028
3.125%, 07/12/2016 f	175,000	183,311
0.704%, 09/23/2016 f	5,000,000	5,023,470
2.875%, 04/04/2017 f	275,000	286,483
1.625%, 03/21/2018 f	1,100,000	1,084,694
The Bank of Nova Scotia:
0.633%, 03/15/2016 f	7,000,000	7,012,866
0.653%, 12/13/2016 f	2,575,000	2,582,607
The Bear Stearns Companies LLC:
5.300%, 10/30/2015	4,152,000	4,435,677
6.400%, 10/02/2017	7,700,000	8,887,147
7.250%, 02/01/2018	275,000	327,359
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	6,476,000	7,395,404
2.375%, 01/22/2018	1,000,000	1,006,644
6.150%, 04/01/2018	2,000,000	2,286,384
2.900%, 07/19/2018	1,000,000	1,019,794
The Hartford Financial Services Group, Inc.:
4.000%, 03/30/2015	3,290,000	3,400,110

7.300%, 11/01/2015	233,000	255,261
5.500%, 10/15/2016	3,050,000	3,375,456
5.375%, 03/15/2017	3,145,000	3,480,087
The Huntington National Bank,
1.350%, 08/02/2016	5,000,000	5,024,325
The NASDAQ OMX Group, Inc.,
4.000%, 01/15/2015	6,140,000	6,294,722
The Retail Property Trust,
7.875%, 03/15/2016 (Acquired 05/21/2013, Cost $1,128,679) *	1,000,000	1,114,241
The Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	4,430,000	4,523,956
The Royal Bank of Scotland PLC,
4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $2,997,258) * @ f	3,000,000	3,048,564
Union Bank, National Association:
3.000%, 06/06/2016	6,200,000	6,481,120
2.125%, 06/16/2017	3,500,000	3,564,939
Wachovia Bank, National Association,
6.000%, 11/15/2017	610,000	702,803
Wells Fargo & Company,
3.676%, 06/15/2016	150,000	159,051
Westpac Banking Corporation:
0.950%, 01/12/2016 f	3,000,000	3,015,318
2.000%, 08/14/2017 f	2,000,000	2,032,746
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	7,053,449
		596,290,473	27.9%
Total Corporate Bonds		1,341,016,908	62.8%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC),
Series 5, Class B, 0.855%, 05/15/2019	9,570	9,635
Federal National Mortgage Association (FNMA):
5.500%, 07/01/2015	31,537	33,557
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	568,966	578,457
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	394,891	411,471
		1,033,120	0.1%
Non-U.S. Government Agency Issues
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	1,219,447	1,262,576
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	175,449	180,549
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	850,386	870,466
Series 2003-3, Class A1, 5.500%, 05/25/2033	1,959,046	2,043,743
Series 2004-B, Class 2A2, 2.624%, 03/25/2034	2,193,889	2,225,435
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	1,945,955	2,016,585
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	369,483	367,049
Series 2004-2CB, Class 1A8, 5.750%, 03/25/2034	8,109,983	8,256,685
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	385,878	390,312
Series 2004-18CB, Class 2A5, 0.604%, 09/25/2034	450,940	454,274
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	161,947	150,474
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,186,592	969,772
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class 2A3, 0.514%, 07/25/2035	1,784,524	1,776,544
J.P. Morgan Mortgage Trust:
Series 2005-A3, Class 6A4, 2.674%, 06/25/2035	86,469	86,380
Series 2005-A4, Class 1A1, 5.219%, 07/25/2035	2,483,663	2,551,012
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	11,368,337	11,826,151
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	5,503,565	5,599,696
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	8,840,574	9,403,488
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	6,981	6,969
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	2,768,034	2,866,103
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.215%, 01/25/2035	14,527,084	15,106,860
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.550%, 02/25/2034	1,180,916	1,203,813
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	153,929	160,304
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	247,571	260,202
Series 2004-AR3, Class A1, 2.439%, 06/25/2034	12,512,042	12,746,656

		82,782,098	3.9%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.390%, 09/25/2035	181,096	179,842
Series 2006-2, Class A3, 0.304%, 09/25/2036	10,319,232	9,988,903
Argent Securities Inc.:
Series 2005-W2, Class A2B1, 0.354%, 10/25/2035	2,279,664	2,266,296
Series 2005-W3, Class A2D, 0.494%, 11/25/2035	13,586,457	12,806,540
Bombardier Capital Mortgage Securitization,
Series 1998-A, Class A3, 6.230%, 04/15/2028	8,174	8,270
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.334%, 02/25/2036	7,245,140	6,828,131
Citifinancial Mortgage Securities Inc,
Series 2003-4, Class AF6, 4.493%, 10/25/2033	1,285,966	1,312,834
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.304%, 10/25/2036	2,080,584	2,066,644
Conseco Financial Corp.:
Series 1996-3, Class A5, 7.350%, 05/15/2027	11,995	12,064
Series 1998-2, Class A5, 6.240%, 12/01/2028	25,039	25,740
Series 1997-5, Class A6, 6.820%, 05/15/2029	252,773	258,042
Series 1998-3, Class A5, 6.220%, 03/01/2030	315,790	335,925
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 5.057%, 01/25/2037 §	1,754,449	1,935,289
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046 §	1,396,170	1,064,210
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.343%, 12/25/2035	321,358	301,068
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.794%, 09/25/2034	11,033,842	11,030,190
GSAA Trust,
Series 2005-8, Class A4, 0.426%, 06/25/2035	13,528,391	12,629,131
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.324%, 08/25/2036	4,896,771	4,785,413
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.284%, 07/25/2036	11,943,269	11,462,815
Series 2007-CH1, Class AV4, 0.284%, 11/25/2036	3,413,380	3,378,888
Master Credit Card Trust II,
Series 2013-3A, Class A, 0.588%, 01/22/2018 (Acquired 07/25/2013, Cost $8,000,000) * f	8,000,000	8,018,624
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.384%, 02/25/2036	1,500,039	1,468,738
Morgan Stanley ABS Capital I Trust,
Series 2005-HE2, Class A3B, 0.374%, 01/25/2035	8,206,362	7,966,309
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.324%, 09/25/2036	10,965,127	10,700,505
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	89,792	90,093
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	521,784	526,642
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.504%, 10/25/2035	12,150,000	11,611,123
Series 2006-KS1, Class A4, 0.454%, 02/25/2036	5,139,000	4,961,746
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,979,008	1,075,876
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.479%, 10/25/2035 (Acquired 03/13/2014, Cost $16,673,782) *	16,879,501	16,630,123
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.414%, 12/25/2035	3,446,931	3,333,303
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.354%, 12/25/2036	5,745,339	5,665,289
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 01/09/2014 through 01/29/2014, Cost $10,030,712) *	10,000,000	10,060,200
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012 through 03/28/2014, Cost $4,015,830) *	3,998,568	4,079,395
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012 through 03/28/2014, Cost $3,099,460) *	3,095,097	3,137,649
		172,001,850	8.1%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	18,110,000	18,920,133
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.216%, 07/15/2044	17,505,862	18,379,737
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 5.783%, 03/15/2049	2,371,547	2,566,474
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	16,496,250	17,214,694
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	20,100,022	20,898,275

DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044		7,175,000	7,546,091
FHLMC Multifamily Structured Pass Through Certificates,
Series K-701, Class A2, 3.882%, 11/25/2017		10,015,000	10,732,475
GE Capital Commercial Mortgage Corporation,
Series 2004-C3, Class A4, 5.189%, 07/10/2039		3,678,416	3,681,715
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037		15,709,000	16,332,459
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.208%, 11/14/2042		13,663,821	14,311,882
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.289%, 12/15/2044		9,912,000	10,495,906
			141,079,841	6.6%
Total Long-Term Investments (Cost $2,095,827,517)			2,103,290,802	98.6%

		Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «		40,932,944	40,932,944
Total Short-Term Investments (Cost $40,932,944)			40,932,944	1.9%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «		124,807,206	124,807,206
Total Investment Companies (Cost $124,807,206)			124,807,206	5.8%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $124,807,206)			124,807,206	5.8%
Total Investments (Cost $2,261,567,667)			2,269,030,952	106.3%
Liabilities in Excess of Other Assets			(134,772,417)	(6.3)%
TOTAL NET ASSETS			$2,134,258,535	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at March 31, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default

Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$259,131,065	$-	$259,131,065
Taxable Municipal Bonds	-	56,839,263	-	56,839,263
Other Government Related Securities	-	49,406,657	-	49,406,657
Corporate Bonds	-	1,341,016,908	-	1,341,016,908
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,033,120	-	1,033,120
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	82,782,098	-	82,782,098
Asset Backed Securities	-	172,001,850	-	172,001,850
Commercial Mortgage-Backed Securities	-	141,079,841	-	141,079,841
Total Fixed Income	-	2,103,290,802	-	2,103,290,802

Short-Term Investments
Money Market Mutual Fund	40,932,944	-	-	40,932,944
Total Short-Term Investments	40,932,944	-	-	40,932,944

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	124,807,206	-	-	124,807,206
Total Investments Purchased with
Cash Proceeds from Securities Lending	124,807,206	-	-	124,807,206

Total Investments	$165,740,150	$2,103,290,802	$-	$2,269,030,952

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
9.125%, 05/15/2018 @	$12,950,000	$16,987,771
1.250%, 04/30/2019 @	225,975,000	220,237,269
7.875%, 02/15/2021 @	67,000,000	91,308,404
		328,533,444	27.4%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.375%, 05/01/2020 @	10,000,000	9,529,290
2.375%, 01/13/2022	300,000	293,846
		9,823,136	0.8%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,071,140
4.459%, 08/01/2019	1,340,000	1,437,807
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,629,171
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,640,975
California State,
5.500%, 03/01/2016	500,000	542,580
Central Valley Support Joint Power Agency,
5.326%, 09/01/2022	2,000,000	2,079,840
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	2,500,000	2,687,475
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,204,986
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,073,890
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	3,157,836
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	2,080,000	2,072,637
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	460,000	461,375
North East Independent School District Texas,
5.240%, 08/01/2027	2,100,000	2,378,040
Portigon AG,
4.796%, 07/15/2015 f	1,811,000	1,900,085
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	1,105,000	1,106,580
		28,444,417	2.4%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	700,310
KFW,
4.875%, 06/17/2019 f	3,250,000	3,710,948
Korea Hydro & Nuclear Power Co., Ltd.,
6.250%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,000,000	1,011,112
Mexico Government International Bond,
5.125%, 01/15/2020 @ f	2,650,000	2,948,125
Petrobras Global Finance B.V.,
2.593%, 03/17/2017 @ f	1,700,000	1,706,375
Petrobras International Finance Company,
3.875%, 01/27/2016 f	4,175,000	4,287,470
Petroleos Mexicanos,
3.125%, 01/23/2019 (Acquired 01/15/2014, Cost $2,000,000) * @ f	2,000,000	2,048,000
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,298,025
		18,710,365	1.6%
Corporate Bonds
Industrials
Altera Corporation,
2.500%, 11/15/2018	2,000,000	2,003,308

America Movil, S.A.B. de C.V.,
1.234%, 09/12/2016 f	3,200,000	3,235,674
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	590,400	654,941
6.450%, 01/15/2018	2,758,000	3,118,807
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,270,000	2,518,463
6.375%, 09/15/2017	2,000,000	2,289,630
6.950%, 06/15/2019	1,000,000	1,193,515
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,201,815) * f	1,200,000	1,201,498
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,521,635) * f	2,000,000	2,559,820
Apple Inc.,
2.400%, 05/03/2023 @	2,000,000	1,854,556
Boston Scientific Corporation,
4.125%, 10/01/2023	3,000,000	3,041,733
BP Capital Markets:
4.750%, 03/10/2019 f	2,500,000	2,779,105
3.245%, 05/06/2022 f	1,000,000	991,584
British Telecommunications plc,
5.950%, 01/15/2018 @ f	2,000,000	2,281,940
Bunge Limited Finance Corp.:
5.350%, 04/15/2014	1,557,000	1,559,242
5.100%, 07/15/2015	1,085,000	1,140,135
4.100%, 03/15/2016	2,505,000	2,643,088
3.200%, 06/15/2017	1,300,000	1,351,019
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	425,000	468,135
Celgene Corporation,
4.000%, 08/15/2023	2,000,000	2,030,512
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,375,000	3,371,625
Comcast Cable Communications, LLC,
8.875%, 05/01/2017	550,000	671,010
Comcast Corporation:
6.500%, 01/15/2017	175,000	199,798
2.850%, 01/15/2023 @	1,425,000	1,373,831
Computer Sciences Corporation,
2.500%, 09/15/2015	4,500,000	4,592,979
ConAgra Foods, Inc.,
7.000%, 04/15/2019	1,000,000	1,195,293
Cox Communications, Inc.,
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,381,764
CVS Caremark Corporation,
4.000%, 12/05/2023	4,425,000	4,521,129
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,091,250
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) * @	2,300,000	2,267,897
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) * f	2,200,000	2,293,352
6.000%, 07/08/2019 f	1,300,000	1,524,349
Devon Energy Corporation,
6.300%, 01/15/2019	760,000	890,098
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	250,000	261,314
Ecolab Inc.,
1.450%, 12/08/2017	4,000,000	3,949,080
Express Scripts Holding Company:
2.650%, 02/15/2017 @	2,000,000	2,068,340
7.250%, 06/15/2019	1,000,000	1,214,893
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,130,878	2,369,776
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	4,800,000	5,163,682
Fiserv, Inc.:
4.750%, 06/15/2021	1,630,000	1,748,480
3.500%, 10/01/2022	300,000	292,998
FMC Corporation,
4.100%, 02/01/2024	2,000,000	2,035,798
Ford Motor Credit Company LLC,
2.500%, 01/15/2016	3,000,000	3,080,394

Freeport-McMoRan Copper & Gold Inc.:
3.100%, 03/15/2020 @	2,000,000	1,945,640
3.875%, 03/15/2023 @	1,100,000	1,051,790
Glencore Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,097,961
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010, Cost $3,443,042) *	3,456,000	3,462,214
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,297,170) *	4,400,000	4,248,807
GTE Corporation,
8.750%, 11/01/2021	2,150,000	2,791,472
Hanson Limited,
6.125%, 08/15/2016 f	650,000	714,188
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,502,340
Hewlett-Packard Company:
3.300%, 12/09/2016	3,500,000	3,681,111
2.750%, 01/14/2019	2,550,000	2,566,863
Historic TW Inc.,
6.875%, 06/15/2018 @	392,000	464,574
Hyundai Capital Services, Inc.,
6.000%, 05/05/2015 (Acquired 03/27/2013 through 05/30/2013, Cost $5,822,163) * f	5,549,000	5,846,171
Ingersoll-Rand Company,
6.391%, 11/15/2027 f	1,195,000	1,393,262
Ingersoll-Rand Global Holding Company Limited,
2.875%, 01/15/2019 (Acquired 06/17/2013, Cost $2,995,500) * f	3,000,000	2,991,081
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,250,502
Johnson Controls, Inc.:
5.500%, 01/15/2016 @	1,625,000	1,756,014
4.250%, 03/01/2021	2,000,000	2,142,770
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,012,056
L Brands, Inc.,
5.250%, 11/01/2014	180,000	183,825
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	427,054
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	85,210
Masco Corporation,
6.125%, 10/03/2016	2,200,000	2,414,500
MeadWestvaco Corporation,
7.375%, 09/01/2019	2,033,000	2,431,313
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	220,465
7.125%, 03/15/2018	1,850,000	2,182,756
Murphy Oil Corporation,
3.700%, 12/01/2022	5,000,000	4,853,660
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 01/15/2013 through 02/12/2013, Cost $4,226,525) *	4,000,000	4,222,920
7.875%, 07/15/2020 (Acquired 07/22/2013, Cost $1,115,446) *	1,000,000	1,120,974
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	933,296
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,245,208
4.150%, 12/15/2021	450,000	474,100
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007, Cost $921,614) * f	925,000	931,781
Petrohawk Energy Corporation,
7.250%, 08/15/2018	4,000,000	4,244,000
Plains Exploration & Production Company,
7.625%, 04/01/2020	2,000,000	2,200,000
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,615,986
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,881) * f	3,000,000	3,310,035
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,000,000	1,157,500
6.125%, 01/15/2017	43,000	47,193
7.625%, 06/15/2020 @	1,000,000	1,150,000
Rio Tinto Alcan Inc.,
5.000%, 06/01/2015 f	450,000	471,096
Rio Tinto Finance (USA) Limited:

9.000%, 05/01/2019 f	2,975,000	3,869,937
3.500%, 11/02/2020 f	500,000	512,068
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,567,380) * f	3,300,000	3,543,923
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,927,788
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	134,120
Sprint Communications, Inc.,
6.000%, 12/01/2016 @	500,000	548,125
Sysco Corporation,
2.600%, 06/12/2022	150,000	142,364
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,037,056
Telecom Italia Capital,
5.250%, 10/01/2015 f	4,425,000	4,646,250
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,450,000	3,818,225
6.221%, 07/03/2017 f	1,000,000	1,131,168
3.192%, 04/27/2018 f	1,000,000	1,024,191
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,193,807
The Mosaic Company,
4.250%, 11/15/2023	2,000,000	2,051,672
Time Warner Cable Inc.,
5.850%, 05/01/2017	1,000,000	1,124,272
Time Warner Inc.:
4.700%, 01/15/2021	1,325,000	1,449,126
4.750%, 03/29/2021	2,000,000	2,188,250
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,199,135
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	1,245,000	1,439,688
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** †	77,900	94,282
Vale Overseas Limited:
6.250%, 01/23/2017 f	1,650,000	1,843,750
4.375%, 01/11/2022 f	2,425,000	2,407,608
Valero Energy Corporation,
9.375%, 03/15/2019	1,898,000	2,469,867
Verizon Communications, Inc.,
4.150%, 03/15/2024 @	2,000,000	2,031,896
Viacom Inc.,
6.250%, 04/30/2016	500,000	553,987
Vulcan Materials Company,
7.000%, 06/15/2018	2,000,000	2,306,000
Wabtec Corporation,
4.375%, 08/15/2023	3,000,000	3,070,386
Walgreen Co.,
5.250%, 01/15/2019	637,000	723,754
Warner Chilcott Co LLC / Warner Chilcott Finance LLC,
7.750%, 09/15/2018 f	5,000,000	5,337,500
Waste Management, Inc.,
7.375%, 03/11/2019	5,000,000	6,027,285
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,856,144
Yara International ASA,
5.250%, 12/15/2014 (Acquired 01/15/2013 through 05/03/2013, Cost $1,672,233) * f	1,625,000	1,671,486
		233,692,633	19.5%
Utility
Ameren Corporation,
8.875%, 05/15/2014	4,500,000	4,543,110
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,992) * @ f	1,150,000	1,132,750
Commonwealth Edison Company,
Series 104, 5.950%, 08/15/2016	375,000	417,367
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $2,002,765) *	1,600,000	2,039,829
Dominion Resources, Inc.,
Series 07-A, 6.000%, 11/30/2017	966,000	1,101,669
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	3,000,000	3,134,901

Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,580,000	3,589,347
5.950%, 02/01/2015	1,336,000	1,392,863
9.700%, 03/15/2019	2,457,000	3,174,653
EnLink Midstream Partners, LP,
4.400%, 04/01/2024	1,000,000	1,019,523
Exelon Corporation,
4.900%, 06/15/2015	1,000,000	1,046,144
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 @ f	2,500,000	2,662,500
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	362,892
Korea Gas Corporation,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,014,780
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 05/31/2014 (Acquired 06/19/2013, Cost $2,739,234) *	2,715,240	2,738,192
National Grid PLC,
6.300%, 08/01/2016 f	3,925,000	4,381,148
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	3,144,000	4,239,137
NiSource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,089,268
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $3,486,945) * f	3,500,000	3,565,943
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,394,377
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	2,079,519
PSEG Power LLC:
5.320%, 09/15/2016 @	994,000	1,094,860
5.125%, 04/15/2020	220,000	240,146
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,820,000	3,362,503
RGS I&M Funding Corp,
Series F*, 9.820%, 12/07/2022	507,016	604,870
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,124) *	3,000,000	3,022,500
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	980,000
Sunoco, Inc.,
5.750%, 01/15/2017	1,175,000	1,294,718
Texas Eastern Transmission, LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/22/2013, Cost $2,206,602) *	1,948,000	2,187,168
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 02/22/2013, Cost $3,689,198) *	3,673,000	3,761,398
TransCanada PipeLines Ltd,
9.875%, 01/01/2021 f	150,000	208,475
West Penn Power Company,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,125,896) *	2,000,000	2,175,140
Williams Partners L.P.:
5.250%, 03/15/2020 @	1,000,000	1,101,056
4.125%, 11/15/2020	350,000	363,407
4.300%, 03/04/2024	2,500,000	2,511,085
		71,027,238	5.9%
Finance
Abbey National Treasury Services plc,
3.050%, 08/23/2018 f	1,050,000	1,081,044
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,825,847) * f	4,500,000	4,833,396
2.500%, 10/30/2018 (Acquired 10/23/2013, Cost $798,728) * f	800,000	799,000
Aegon N.V.,
4.625%, 12/01/2015 f	795,000	843,435
AgriBank, FCB,
Series AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,685,787) *	2,850,000	3,643,600
Ally Financial Inc.:
6.750%, 12/01/2014	200,000	207,000
8.000%, 12/31/2018 @	96,000	114,480
American International Group, Inc.:
8.250%, 08/15/2018	1,000,000	1,249,991
4.875%, 06/01/2022	3,000,000	3,285,066
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	681,336
ANZ New Zealand (Int'l) Limited,

1.850%, 10/15/2015 (Acquired 08/29/2013, Cost $1,010,722) * f	1,000,000	1,017,045
Associates Corporation of North America,
6.950%, 11/01/2018	2,579,000	3,069,797
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,778,023
Bank of America Corporation:
10.200%, 07/15/2015	1,035,000	1,145,734
5.700%, 05/02/2017	1,000,000	1,112,245
6.875%, 04/25/2018	1,000,000	1,179,310
3.300%, 01/11/2023	3,350,000	3,229,698
4.000%, 04/01/2024	2,750,000	2,746,763
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,150,000
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,808,693
6.750%, 05/22/2019 f	2,000,000	2,399,602
BB&T Corporation,
6.850%, 04/30/2019 @	2,322,000	2,806,532
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,846,478
BPCE,
2.500%, 12/10/2018 f	7,000,000	7,033,355
Capital One Financial Corporation,
3.150%, 07/15/2016	2,596,000	2,715,045
Capital One National Association,
0.684%, 03/22/2016	2,000,000	2,002,162
CDP Financial Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,103,211
CIGNA Corporation,
2.750%, 11/15/2016	3,781,000	3,939,458
Citigroup Inc.:
4.450%, 01/10/2017	1,800,000	1,944,049
6.125%, 11/21/2017	435,000	498,081
CNA Financial Corporation:
6.500%, 08/15/2016	2,000,000	2,245,066
7.350%, 11/15/2019	2,395,000	2,933,679
5.750%, 08/15/2021	435,000	500,967
Comerica Bank,
5.200%, 08/22/2017	4,095,000	4,546,183
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,254,343) * f	4,000,000	4,459,960
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,200,000	2,412,993
Credit Suisse,
5.300%, 08/13/2019 f	3,220,000	3,658,989
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,426,694
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,652,000	2,837,640
First Tennessee Bank, National Association,
5.650%, 04/01/2016	4,263,000	4,560,536
General Electric Capital Corporation:
6.000%, 08/07/2019	1,600,000	1,878,336
5.500%, 01/08/2020 @	2,550,000	2,934,298
5.550%, 05/04/2020	2,850,000	3,283,718
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,572,917
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,881,000
HSBC Finance Corporation,
6.676%, 01/15/2021	2,059,000	2,402,732
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,377,612
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011, Cost $3,062,336) * f	2,800,000	3,411,856
ING Bank N.V.:
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,316,541) * f	2,300,000	2,365,964
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,176,876) * f	2,000,000	2,203,620
ING U.S., Inc.,
2.900%, 02/15/2018	2,000,000	2,049,234
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,090,683

iStar Financial Inc.,
5.850%, 03/15/2017	75,000	80,625
J.P. Morgan Chase & Co.,
4.500%, 01/24/2022	3,000,000	3,234,246
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,328,882
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,972,417) *	2,325,000	2,806,363
Kemper Corporation,
6.000%, 05/15/2017	600,000	661,074
KeyBank National Association,
7.413%, 05/06/2015	4,000,000	4,270,968
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 06/12/2009, Cost $2,601,230) * f	2,600,000	2,619,107
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 04/18/2013, Cost $842,591) * f	850,000	820,200
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,057,500
6.500%, 07/15/2016 f	625,000	687,500
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,044,012) * f	4,000,000	4,076,800
2.500%, 05/16/2018 (Acquired 05/29/2013, Cost $987,715) * f	1,000,000	992,950
Liberty Mutual Group Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,029,692
Lloyds Bank plc:
4.875%, 01/21/2016 f	225,000	241,266
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,904,634) * f	2,900,000	3,325,755
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,222,597
5.000%, 01/17/2017	1,000,000	1,088,664
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,071,955
Manulife Financial Corporation,
4.900%, 09/17/2020 f	2,300,000	2,499,606
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	574,000	613,752
2.550%, 10/15/2018	1,000,000	1,013,000
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,878,284
MBIA Insurance Corporation,
11.499%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	500,000	403,750
Merey Sweeny, L.P.,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,915,963) *	1,648,580	1,869,607
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,244,168
Metropolitan Life Insurance Company,
7.700%, 11/01/2015 (Acquired 11/21/2013, Cost $2,200,990) *	2,000,000	2,206,546
Morgan Stanley:
4.750%, 04/01/2014 @	150,000	150,000
3.800%, 04/29/2016	125,000	131,657
6.625%, 04/01/2018	1,600,000	1,865,218
7.300%, 05/13/2019	2,700,000	3,274,541
National Australia Bank Limited:
0.739%, 10/08/2015 (Acquired 02/19/2013, Cost $3,101,125) * f	3,100,000	3,099,113
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,725,000	1,807,039
0.666%, 12/02/2016 (Acquired 11/21/2013, Cost $1,175,000) * f	1,175,000	1,177,186
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $890,904) *	828,000	912,279
Nomura Holdings, Inc.:
5.000%, 03/04/2015 f	2,500,000	2,596,615
2.000%, 09/13/2016 f	2,450,000	2,480,463
6.700%, 03/04/2020 f	1,000,000	1,171,910
NYSE Euronext,
2.000%, 10/05/2017	800,000	813,092
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,797,688
Protective Life Corporation,
7.375%, 10/15/2019	1,925,000	2,337,027
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 11/06/2012 through 07/23/2013, Cost $2,453,591) *	2,400,000	2,463,566
Prudential Financial, Inc.:
3.875%, 01/14/2015	200,000	205,155

7.375%, 06/15/2019	850,000	1,041,463
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 03/26/2013 through 12/12/2013, Cost $1,746,897) *	1,387,857	1,748,304
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,920,970
Regions Financial Corporation,
5.750%, 06/15/2015	1,500,000	1,581,963
Santander Bank, N.A.,
8.750%, 05/30/2018	3,080,000	3,672,900
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,028,797
SLM Corporation,
5.375%, 05/15/2014	1,578,000	1,585,890
Societe Generale:
2.625%, 10/01/2018 @ f	1,000,000	1,009,893
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,387,229) * f	1,250,000	1,388,275
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,128,155) * @ f	3,150,000	3,139,063
Sumitomo Mitsui Banking Corporation,
2.500%, 07/19/2018 f	3,000,000	3,051,060
SunTrust Bank:
5.450%, 12/01/2017	500,000	557,052
7.250%, 03/15/2018	1,506,000	1,768,690
SunTrust Banks, Inc.,
3.600%, 04/15/2016	2,450,000	2,576,366
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,266,276
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	288,060
2.875%, 04/04/2017 f	1,500,000	1,562,637
2.500%, 01/25/2019 f	1,000,000	1,008,064
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,382) * f	3,250,000	3,217,500
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,588,950
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,323,670) *	1,269,000	1,349,528
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	3,793,696
The Bank of Nova Scotia,
2.550%, 01/12/2017 f	150,000	155,597
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,605,559
2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $998,400) * f	1,000,000	996,680
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,673,554
7.250%, 02/01/2018	2,275,000	2,708,148
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	371,087
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,458,449
2.900%, 07/19/2018	1,000,000	1,019,794
7.500%, 02/15/2019	865,000	1,046,466
The Hartford Financial Services Group, Inc.,
5.500%, 10/15/2016	1,500,000	1,660,061
The Huntington National Bank,
1.300%, 11/20/2016	4,850,000	4,865,006
The Royal Bank of Scotland Group PLC,
2.550%, 09/18/2015 f	200,000	204,242
The Royal Bank of Scotland PLC:
5.625%, 08/24/2020 f	3,300,000	3,726,287
6.125%, 01/11/2021 f	1,300,000	1,516,505
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,291,544
Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,833,397
UnionBanCal Corporation,
3.500%, 06/18/2022	225,000	227,326
Wachovia Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,704,009
WEA Finance LLC / WT Finance Aust Pty Ltd,
6.750%, 09/02/2019 (Acquired 11/21/2013, Cost $4,774,075) *	4,000,000	4,808,348
Westpac Banking Corporation,
1.600%, 01/12/2018 f	1,250,000	1,240,836

Willis Group Holdings PLC,
5.750%, 03/15/2021 f	3,250,000	3,597,370
		295,781,374	24.7%
Total Corporate Bonds		600,501,245	50.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	166,928	181,818
6.000%, 07/01/2028	11,337	12,747
Federal Home Loan Mortgage Corporation (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	1,796	1,928
Series 1395, Class G, 6.000%, 10/15/2022	14,125	15,188
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	7,620	8,426
Series 1990-108, Class G, 7.000%, 09/25/2020	6,809	7,548
Series G-29, Class O, 8.500%, 09/25/2021	760	865
Series 1991-137, Class H, 7.000%, 10/25/2021	46,559	52,166
Series 1993-32, Class H, 6.000%, 03/25/2023	25,304	27,695
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	762,443	794,455
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	135,504	151,658
		1,254,494	0.1%
Non-U.S. Government Agency Issues
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	5,313,068	5,732,275
Bank of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	127,780	129,247
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	421,331	431,280
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	507,997	524,848
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	25,511	26,031
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	338,963	349,727
Series 2003-9, Class 1CB2, 5.500%, 11/25/2033	1,143,358	1,174,368
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	409,370	422,402
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	585,099	505,184
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.069%, 07/25/2034	3,407,242	3,420,792
Countrywide Alternative Loan Trust:
Series 2005-5R, Class A2, 4.750%, 12/25/2018	14,340	14,359
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	424,906	422,107
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $346,154) * §	351,725	336,818
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	632,776	616,675
Series 2004-2CB, Class 1A8, 5.750%, 03/25/2034	4,656,926	4,741,165
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	91,293	86,237
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	37,465	38,652
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	924,910	939,011
Series 2006-A1, Class 2A1, 2.493%, 03/25/2036 §	674,263	530,708
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021	156,145	151,936
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	495,726	505,360
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	127,556	131,172
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	118,757	123,829
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	1,047	1,045
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	47,942	48,758
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	113,367	123,004
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.215%, 01/25/2035	9,684,723	10,071,240
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	667,362	687,171
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,149,256	1,203,303
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	360,877	378,181
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	369,431	384,730
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	267,644	281,300
Series 2004-AR3, Class A1, 2.439%, 06/25/2034	7,340,398	7,478,038
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 §	5,575,934	5,967,916
		47,978,869	4.0%

Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	23,216	23,335
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.304%, 10/25/2036	1,671,723	1,660,522
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 ** †	3,921	392
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	8,788	9,052
Series 1998-2, Class A5, 6.240%, 12/01/2028	389,932	400,856
Series 1998-3, Class A5, 6.220%, 03/01/2030	576,842	613,622
Series 1998-4, Class A5, 6.180%, 04/01/2030	227,122	233,401
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021	628,092	723,922
Series 2004-12, Class AF6, 4.634%, 03/25/2035	37,543	38,149
Series 2005-1, Class AF6, 5.030%, 07/25/2035	1,793,132	1,828,006
Series 2006-13, Class 1AF3, 5.057%, 01/25/2037 §	263,695	290,875
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046 §	1,284,477	979,073
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	6,314	6,412
Series 1999-1, Class A6F, 6.340%, 12/15/2028	126	125
Series 1999-2, Class A7F, 7.030%, 08/15/2030	480,112	487,747
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.794%, 09/25/2034	6,868,567	6,866,293
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	7,273	7,281
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.284%, 07/25/2036	5,732,769	5,502,151
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	98,483	102,707
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	30,472	30,462
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	186,790	183,114
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.534%, 11/25/2037	2,970,909	2,741,195
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.479%, 10/25/2035 (Acquired 03/13/2014, Cost $9,234,710) *	9,348,647	9,210,530
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.456%, 11/25/2033	4,629,738	4,589,899
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.824%, 10/25/2035	4,347,275	4,221,834
Series 2006-BC1, Class A2D, 0.454%, 12/25/2036	5,607,100	5,299,590
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 02/14/2014, Cost $5,025,860) *	5,000,000	5,030,100
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $2,579,691) *	2,579,721	2,631,868
		53,712,513	4.5%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	6,790,000	7,093,744
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.216%, 07/15/2044	6,981,660	7,330,177
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	5,967,866	6,204,874
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	5,000,000	5,258,600
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	3,315,020	3,325,867
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,125,000	1,121,679
FHLMC Multifamily Structured Pass Through Certificates:
Series K-501, Class A2, 1.655%, 11/25/2016	2,345,000	2,381,012
Series K-702, Class A2, 3.154%, 02/25/2018	275,000	290,060
Series K-704, Class A2, 2.412%, 08/25/2018	300,000	307,185
Series K-705, Class A2, 2.303%, 09/25/2018	3,000,000	3,051,960
Series K-708, Class A2, 2.130%, 01/25/2019	8,300,000	8,341,591
Series K-003, Class A4, 5.053%, 01/25/2019	9,000,000	10,084,338
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,408,027
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,448,755
Series K-006, Class A2, 4.251%, 01/25/2020	1,863,000	2,032,084
Series KF02, Class A3, 0.784%, 07/25/2020	9,647,754	9,660,151
J.P. Morgan Chase Commercial Mortgage Trust,

Series 2005-CB12, Class A4, 4.895%, 09/12/2037		5,000,000	5,198,440
NCUA Guaranteed Notes,
Series 2010-C1, Class A2, 2.900%, 10/29/2020		2,150,000	2,228,905
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.289%, 12/15/2044		5,000,000	5,294,545
			91,061,994	7.6%
Total Long-Term Investments (Cost $1,161,298,065)			1,180,020,477	98.5%

		Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «		11,863,785	11,863,785
Total Short-Term Investments (Cost $11,863,785)			11,863,785	1.0%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «		206,178,843	206,178,843
Total Investment Companies (Cost $206,178,843)			206,178,843	17.2%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $206,178,843)			206,178,843	17.2%
Total Investments (Cost $1,379,340,693)			1,398,063,105	116.7%
Liabilities in Excess of Other Assets			(200,502,696)	(16.7)%
TOTAL NET ASSETS			$1,197,560,409	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$328,533,444	$-	$328,533,444
U.S. Government Agency Issues	-	9,823,136	-	9,823,136
Taxable Municipal Bonds	-	28,444,417	-	28,444,417
Other Government Related Securities	-	18,710,365	-	18,710,365
Corporate Bonds	-	600,406,963	94,282	600,501,245
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,254,494	-	1,254,494
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	47,978,869	-	47,978,869
Asset Backed Securities	-	53,712,121	392	53,712,513
Commercial Mortgage-Backed Securities	-	91,061,994	-	91,061,994
Total Fixed Income	-	1,179,925,803	94,674	1,180,020,477

Short-Term Investments
Money Market Mutual Fund	11,863,785	-	-	11,863,785
Total Short-Term Investments	11,863,785	-	-	11,863,785

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	206,178,843	-	-	206,178,843
Total Investments Purchased with
Cash Proceeds from Securities Lending	206,178,843	-	-	206,178,843

Total Investments	$218,042,628	$1,179,925,803	$94,674	$1,398,063,105

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using Level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2013	$392
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	94,282
Balance as of March 31, 2014	$94,674

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,167,830
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,222,204
Montgomery Alabama Special Care Facility Revenue,
5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,540,000	1,585,045
		3,975,079	0.4%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,049,510	0.1%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Callable 07/01/2017)	1,000,000	1,073,180
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	2,007,721
Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
5.000%, 07/01/2015 (Callable 07/01/2014)(Pre-refunded)(Insured by NPFGC)	1,540,000	1,558,249
		4,639,150	0.4%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,154,570	0.1%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM) ^	7,045,000	6,023,405
Coalinga California Regional Medical Center,
5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,395,000	2,504,140
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM) ^	965,000	680,836
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,431,186
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	2,049,678
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM) ^	6,865,000	6,165,319
0.000%, 01/01/2023 (ETM) ^	14,000,000	11,044,740
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM) ^	17,295,000	15,815,067
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,259,193
		49,973,564	4.8%
Colorado
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,520,532
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	6,105,000	6,758,113
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM) ^	1,330,000	1,322,339
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM) ^	16,595,000	13,280,812

0.000%, 10/01/2022 (ETM) ^	17,540,000	14,037,087
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,577,149
		44,496,032	4.3%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,163,386	0.5%
Florida
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,092,822
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,587,085
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,599,119
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,826,750
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,750,000	2,020,690
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM) ^	4,130,000	3,835,242
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,988,956
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,848,375
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,923,833
6.875%, 10/01/2022 (ETM)	3,175,000	4,023,138
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 05/02/2014)(ETM)	1,590,000	1,820,264
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,285,000	1,416,327
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,324,140
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,285,000	2,725,685
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,940,000	2,598,591
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,791,371
Miami Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,165,630
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,097,053
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,261,060
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,332,079
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,960,000	2,196,474
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Callable 11/01/2017)	1,000,000	1,134,940
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,700,000	1,768,391
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,057,430
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	5,976,100
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	3,000,000	3,414,930
		103,826,475	10.0%

Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,735,396
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (Callable 05/02/2014)(ETM)	8,050,000	9,986,347
Georgia Municipal Electric Authority Power Revenue,
6.500%, 01/01/2017 (Insured by AGM)	4,700,000	5,145,231
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,511,776
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Pre-refunded to 06/15/2015)	2,030,000	2,124,984
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	720,000	600,639
0.000%, 12/01/2021 (ETM) ^	3,510,000	2,928,112
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,196,809
		53,229,294	5.1%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,501,222
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,715,237
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,301,810
6.000%, 01/01/2020 (Insured by NPFGC)	1,745,000	1,904,441
Chicago Illinois Public Building Community Building Revenue:
7.000%, 01/01/2015 (ETM)	1,025,000	1,076,978
7.000%, 01/01/2020 (ETM)	1,555,000	1,923,457
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	3,988,383
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	2,970,325
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,712,697
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,549,300
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	980,000	1,083,086
Illinois Development Financial Authority,
0.000%, 07/15/2023 (ETM) ^	16,860,000	12,976,636
Illinois Finance Authority,
0.000%, 07/15/2025 (ETM) ^	9,560,000	6,824,310
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,081,910
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,131,240
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,328,550
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,552,210
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,263,359
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,173,332
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,264,035
Kane County Community Unit School District No 304 Geneva,

9.000%, 01/01/2023 (Insured by AGM)	1,500,000	2,147,550
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
9.000%, 01/01/2015 (Insured by AMBAC)	1,000,000	1,064,720
7.000%, 01/01/2018 (Insured by AMBAC)	6,140,000	7,493,010
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 ^	13,625,000	10,932,973
Lake County Illinois Community Consolidated School District,
0.000%, 12/01/2014 (Insured by NPFGC) ^	1,875,000	1,854,750
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,189,650
McHenry & Kane Counties Illinois Community School District No. 158:
0.000%, 01/01/2016 (ETM) ^	1,245,000	1,232,052
0.000%, 01/01/2016 ^	725,000	702,569
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	2,002,629
5.500%, 12/15/2023 (ETM)	2,250,000	2,673,923
Regional Transportation Authority Illinois,
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,849,444
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,214,223
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,582,432
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,180,963
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM) ^	155,000	148,265
0.000%, 01/01/2018 (Insured by AGM) ^	1,205,000	1,085,452
		109,677,123	10.6%
Indiana
Franklin Community Multi-School Building Corp,
5.000%, 07/15/2020	1,990,000	2,212,681
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	825,000	898,301
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,519,419
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,255,590
Indiana Toll Road Commission,
9.000%, 01/01/2015 (ETM)	255,000	271,624
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,319,068
Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,959,416
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,055,160
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,748,604
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,114,430
		15,354,293	1.5%
Kansas
City of Wichita KS,
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	810,000	964,070
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,120,766
		3,084,836	0.3%
Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,827,239
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,665,000	16,294,009
		20,121,248	1.9%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,810,000	12,166,460

5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,495,000	24,641,875
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,075,277
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,675,000
		50,558,612	4.9%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,427,738
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,278,668
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,170,100
		3,876,506	0.4%
Massachusetts
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,990,000	2,232,203
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,441,110
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,229,850
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	2,165,000	2,231,098
6.500%, 07/15/2019 (ETM)	2,855,000	3,258,811
		30,393,072	2.9%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020	1,300,000	1,490,060
5.000%, 05/01/2021	500,000	570,860
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,000,000	1,033,770
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,622,292
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,464,448
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC)	2,275,000	2,526,661
Livonia Michigan Public Schools School District:
5.000%, 05/01/2017 (Callable 05/01/2014)(Pre-refunded)(Insured by NPFGC)	4,295,000	4,311,192
5.000%, 05/01/2022 (Callable 05/01/2014)(Pre-refunded)(Insured by NPFGC)	3,000,000	3,011,310
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	8,152,690
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,169,160
State of Michigan,
0.000%, 06/01/2022 (ETM) ^	2,000,000	1,582,460
		29,934,903	2.9%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	795,000	842,803
4.500%, 07/01/2034 (Callable 07/01/2021)	1,595,000	1,692,997
University of Minnesota,
5.500%, 07/01/2021 (ETM)	8,455,000	10,262,763
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	820,000	855,088
		13,653,651	1.3%
Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,192,739
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM) ^	1,500,000	1,494,795
		2,687,534	0.3%

Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,129,390	0.1%
Nebraska
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	5,630,000	6,169,016	0.6%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,289,165	0.2%
New Hampshire
New Hampshire Housing Finance Authority Revenue Bonds,
5.250%, 07/01/2028 (Callable 01/01/2021)	3,665,000	3,906,597
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,174,610
		5,081,207	0.5%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,129,387
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	7,700,000	7,767,837
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,821,310
5.250%, 12/15/2020	5,000,000	5,856,650
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	585,000	627,225
6.500%, 01/01/2016 (ETM)	45,000	48,248
5.500%, 01/01/2025	2,000,000	2,409,280
		20,659,937	2.0%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	1,015,000	1,090,973
4.500%, 09/01/2028 (Callable 03/01/2020)	830,000	886,739
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,060,140
		3,037,852	0.3%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,592,474
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,058,300
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,110,313
3.000%, 06/15/2018	1,070,000	1,144,108
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,848,300
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,181,360
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	16,103,779
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,608,468
New York State Urban Development Corp,
5.000%, 03/15/2022	2,000,000	2,358,440
New York, New York:
5.000%, 03/01/2016 (Callable 03/01/2015)(Partially Pre-refunded)(Insured by FGIC-TCRS)	1,000,000	1,041,880
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,303,166
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	5,214,177

Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,196,522
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,402,473
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	165,000	162,253
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	15,797,999
		62,124,012	6.0%
North Carolina
North Carolina Eastern Municipal Power Agency,
5.000%, 01/01/2021 (ETM)	7,790,000	9,142,188
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,138,455
6.400%, 01/01/2021 (ETM)	5,180,000	6,124,366
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,804,632
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,895,000	2,411,293
		33,620,934	3.2%
Ohio
Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,221,840
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,945,479
4.000%, 12/01/2018	1,865,000	2,033,652
4.000%, 12/01/2019	1,940,000	2,116,230
5.000%, 12/01/2020	2,015,000	2,308,968
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 05/02/2014)(ETM)	60,000	64,076
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	2,055,000	2,147,043
State of Ohio:
5.500%, 02/01/2020	1,195,000	1,437,083
5.000%, 06/15/2021	6,740,000	8,004,896
		22,279,267	2.2%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,422,288
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,580,887
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,875,318
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	10,560,000	12,655,526
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,261,613
3.750%, 10/01/2018	1,760,000	1,885,488
3.900%, 04/01/2019	1,025,000	1,100,963
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,799,134
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	2,005,248
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,395,000	2,837,859
Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds,
7.250%, 09/01/2014 (ETM)	315,000	324,255
		29,748,579	2.9%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	4,866,300
Puerto Rico Electric Power Authority:

0.000%, 07/01/2017 (ETM) ^	5,010,000	4,580,393
0.000%, 07/01/2017 (Pre-refunded to various dates) ^	3,000,000	2,674,230
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,358,305
		13,479,228	1.3%
South Carolina
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	8,172,666	0.8%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	455,000	477,090	0.1%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,316,421
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM) ^	1,050,000	886,357
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	4,395,000	4,805,405
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	3,695,000	3,870,402
		11,878,585	1.2%
Texas
Barbers Hill Texas Independent School District General Obligation,
5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,125,000	2,206,069
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM) ^	6,060,000	5,991,764
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM) ^	1,500,000	1,475,295
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,502,110
City of Houston TX Utility System Revenue,
5.500%, 12/01/2024 (ETM)	1,735,000	2,159,954
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,184,520
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,168,859
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2017 (Pre-refunded to 02/15/2016)	1,085,000	1,178,787
5.000%, 02/15/2017 (Callable 02/15/2016)	415,000	447,951
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,841,896
El Paso Texas
5.000%, 08/15/2018	1,355,000	1,557,180
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,826,776
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,136,208
Georgetown Texas Independent School District,
5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,000,000	1,038,950
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,243,011
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,801,970
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	210,249
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,830,000	8,205,699
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,780,000	5,494,610
Houston Texas Utility System Revenue,
5.250%, 05/15/2015 (Pre-refunded to 05/15/2014)	3,000,000	3,017,850

Houston Texas Water & Sewer System Revenue Bonds,
5.500%, 12/01/2029 (ETM)	16,050,000	20,558,605
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,776,780
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,227,303
La Porte Independent School District/TX,
5.000%, 02/15/2018 (Callable 02/15/2015)(Insured by NPFGC)	85,000	87,986
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,398,996
Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,778,528
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,433,616
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,083,630
Lufkin Texas Independent School District,
5.000%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,735,000	1,765,692
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,628,739
Mission Consolidation Independent School District,
5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,265,000	1,310,110
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,299,020
Retama Texas Development Corporation Special Facilites Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,689,008
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	13,565,812
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM) ^	2,100,000	2,088,555
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,124,980
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,180,630
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,643,610
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM) ^	1,800,000	1,774,206
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,227,766
Texas State:
5.000%, 10/01/2018	6,285,000	7,344,965
5.000%, 04/01/2020 (Callable 04/01/2016)	3,965,000	4,300,439
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,329,756
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,356,369
Ysleta Independent School District,
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,184,608
		139,849,417	13.5%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,546,659
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,022,755
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 05/02/2014)(ETM)	160,000	167,397
		6,736,811	0.7%

Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,258,702
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,796,805
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,576,978
		4,632,485	0.5%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,070,555
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 05/02/2014)(ETM)	3,605,000	4,346,116
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,040,170
Walla Walla County School District No 250 College Place,
5.000%, 12/01/2019	1,290,000	1,476,805
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,305,000	1,582,704
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	415,000	526,759
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	7,850,000	9,520,480
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,165,000	5,320,954
Washington State:
5.000%, 01/01/2021	10,000,000	11,814,500
5.500%, 07/01/2023	5,000,000	6,056,850
		48,755,893	4.7%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,318,201	0.1%
Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,000,000	3,135,750
Wisconsin State Health & Educational Facilities Revenue,
5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,320,000	3,374,415
		6,510,165	0.6%
Total Municipal Bonds (Cost $939,169,788)		974,798,738	94.2%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	48,622,335	48,622,335
Total Short-Term Investment (Cost $48,622,335)		48,622,335	4.7%

Total Investments (Cost $987,792,123)		1,023,421,073	98.9%
Other Assets in Excess of Liabilities		11,215,104	1.1%
TOTAL NET ASSETS		$1,034,636,177	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$-	$974,798,738	$-	$974,798,738
Total Fixed Income	-	974,798,738	-	974,798,738

Short-Term Investment
Money Market Mutual Fund	48,622,335	-	-	48,622,335
Total Short-Term Investment	48,622,335	-	-	48,622,335

Total Investments	$48,622,335	$974,798,738	$-	$1,023,421,073

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$145,199,400	$141,512,642
5.250%, 11/15/2028 @	53,151,500	66,489,231
4.375%, 02/15/2038 @	25,387,400	29,262,939
3.500%, 02/15/2039 @	75,605,900	75,842,169
		313,106,981	15.7%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,959,856
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,308,061
California School Finance Authority:
5.041%, 07/01/2020	2,230,000	2,401,085
5.043%, 01/01/2021 (Callable 12/31/2015)	1,785,000	1,817,862
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	5,335,000	5,735,072
Cuyahoga County Ohio Industrial Development Revenue,
9.125%, 10/01/2023	895,000	826,658
Eaton Ohio Community City Schools,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,384,269
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,543,319
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,110,000	1,113,119
3.750%, 07/01/2034 (Callable 07/01/2023)	3,275,000	3,356,482
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	5,585,000	5,594,941
Portigon AG,
4.796%, 07/15/2015 f	2,488,000	2,610,387
San Dieguito California Public Facilities,
6.459%, 05/01/2027	5,675,000	6,227,518
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	4,458,000	4,827,969
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,427,933
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	5,795,000	5,803,287
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	1,887,459
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,768,849
		67,594,126	3.4%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,289,404
Nexen Inc.,
6.400%, 05/15/2037 f	3,392,000	3,902,510
Pemex Project Funding Master Trust:
5.750%, 03/01/2018	2,499,000	2,770,766
6.625%, 06/15/2035	893,000	991,230
Petrobras Global Finance B.V.:
2.593%, 03/17/2017 @ f	3,000,000	3,011,250
4.375%, 05/20/2023 @ f	1,785,000	1,633,312
Petrobras International Finance Company:
3.500%, 02/06/2017 f	4,463,000	4,511,209
5.750%, 01/20/2020 f	893,000	932,135

Petroleos Mexicanos,
8.000%, 05/03/2019 f	1,500,000	1,830,000
The Export-Import Bank of Korea,
4.000%, 01/11/2017 f	1,400,000	1,508,538
The Korea Development Bank,
0.862%, 01/22/2017 f	2,000,000	2,002,504
		29,382,858	1.5%
Corporate Bonds
Industrials
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,151,384
Altera Corporation,
4.100%, 11/15/2023	2,000,000	2,011,872
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	1,127,664	1,250,937
6.450%, 01/15/2018	2,668,000	3,017,033
Anadarko Petroleum Corporation:
6.375%, 09/15/2017	5,355,000	6,130,484
8.700%, 03/15/2019	2,432,000	3,082,959
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 08/29/2012, Cost $3,575,370) * f	3,570,000	3,574,456
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	2,284,639
Apple Inc.,
2.400%, 05/03/2023 @	2,678,000	2,483,250
Beam Inc.,
1.875%, 05/15/2017	2,000,000	2,002,768
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	1,151,000	1,209,489
8.500%, 06/15/2019	2,500,000	3,085,150
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,392,000	3,736,268
Canadian Natural Resources Limited:
5.700%, 05/15/2017 f	50,000	56,274
6.500%, 02/15/2037 f	982,000	1,197,192
Celgene Corporation,
4.000%, 08/15/2023	2,477,000	2,514,789
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,678,000	2,872,155
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	3,084,606
Comcast Corporation:
4.250%, 01/15/2033	5,712,000	5,598,594
6.950%, 08/15/2037	893,000	1,159,971
Computer Sciences Corporation,
2.500%, 09/15/2015	4,686,000	4,782,822
ConAgra Foods, Inc.:
5.819%, 06/15/2017	1,506,000	1,700,932
4.950%, 08/15/2020	1,785,000	1,949,438
9.750%, 03/01/2021	107,000	139,313
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	187,863	203,126
D.R. Horton, Inc.,
6.500%, 04/15/2016	893,000	974,486
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	411,000	593,142
Express Scripts Holding Company,
2.650%, 02/15/2017 @	2,678,000	2,769,507
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,052,822	2,282,968
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	3,994,000	4,296,613
3.500%, 04/15/2023 @	3,570,000	3,392,903
Fiserv, Inc.,
4.625%, 10/01/2020	1,785,000	1,876,230
FMC Corporation,

4.100%, 02/01/2024	3,000,000	3,053,697
Fomento Economico Mexicano SAB de CV,
4.375%, 05/10/2043 f	4,374,000	3,814,325
Ford Motor Credit Company LLC:
7.000%, 04/15/2015	1,160,000	1,233,985
2.875%, 10/01/2018 @	6,806,000	6,933,769
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 10/31/2005 through 06/20/2011, Cost $7,220,112) *	7,223,000	7,235,987
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,309,642
4.125%, 05/30/2023 (Acquired 07/22/2013, Cost $406,703) * @	446,000	425,968
GTE Corporation,
8.750%, 11/01/2021	89,000	115,554
Holcim US Finance S. a r.l. & Cie S.C.S.,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,251,966) * f	1,232,000	1,402,445
Hospira, Inc.,
6.050%, 03/30/2017	4,463,000	4,940,238
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 05/20/2013, Cost $1,873,043) * f	1,785,000	1,880,594
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,123,739) * f	2,008,000	2,143,192
1.035%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	2,002,316
3.500%, 09/13/2017 (Acquired 03/07/2012 through 12/03/2013, Cost $1,657,777) * f	1,650,000	1,726,420
Johnson Controls, Inc.,
6.000%, 01/15/2036	893,000	1,029,316
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	903,210
Masco Corporation,
6.125%, 10/03/2016	1,450,000	1,591,375
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * @ f	4,909,000	5,085,567
Murphy Oil Corporation,
4.000%, 06/01/2022	4,463,000	4,421,610
Mylan Inc.,
6.000%, 11/15/2018 (Acquired 02/01/2013 through 02/12/2013, Cost $5,804,057) *	5,496,000	5,802,292
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,110,905
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	6,288,000	6,295,558
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,160,000	1,685,451
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	3,342,138
Pactiv LLC,
7.950%, 12/15/2025	286,000	293,865
Petrohawk Energy Corporation,
7.250%, 08/15/2018	6,166,000	6,542,126
Plains Exploration & Production Company,
7.625%, 04/01/2020	7,627,000	8,389,700
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	3,887,000	4,158,830
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	961,091
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	2,231,000	2,582,383
6.125%, 01/15/2017	88,000	96,580
7.625%, 06/15/2020	893,000	1,026,950
Rio Tinto Alcan Inc.,
5.750%, 06/01/2035 f	446,000	490,818
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	4,909,000	6,385,720
Samarco Mineracao S.A.,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,478,116) * f	4,463,000	4,490,894
Seagate HDD Cayman,
6.875%, 05/01/2020 f	5,321,000	5,779,936
SK Telecom Co., Ltd,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,628,161

Sprint Capital Corporation:
6.900%, 05/01/2019	2,499,000	2,742,653
8.750%, 03/15/2032	320,000	352,000
Talisman Energy Inc.,
7.750%, 06/01/2019 f	1,071,000	1,293,620
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,046,056
7.200%, 07/18/2036 f	5,350,000	5,443,625
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	1,830,000	2,025,320
6.221%, 07/03/2017 f	4,530,000	5,124,191
The Mosaic Company,
5.450%, 11/15/2033	2,000,000	2,162,298
Time Warner Cable Inc.:
6.550%, 05/01/2037 @	893,000	1,037,157
6.750%, 06/15/2039	2,767,000	3,279,512
Time Warner Inc.:
7.625%, 04/15/2031	982,000	1,308,338
7.700%, 05/01/2032	5,918,000	7,936,316
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 12/03/2013, Cost $1,140,943) * f	1,175,000	1,139,086
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	6,248,000	7,225,037
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	213,355	231,757
Vale Overseas Limited:
8.250%, 01/17/2034 f	3,526,000	4,248,960
6.875%, 11/21/2036 f	1,383,000	1,473,555
6.875%, 11/10/2039 f	893,000	954,682
Valero Energy Corporation,
9.375%, 03/15/2019	2,000,000	2,602,600
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,047,844
6.400%, 09/15/2033	7,140,000	8,476,944
Vulcan Materials Company:
7.000%, 06/15/2018	1,785,000	2,058,105
7.150%, 11/30/2037	446,000	453,805
Wabtec Corporation,
4.375%, 08/15/2023	2,678,000	2,740,831
Westvaco Corporation:
9.750%, 06/15/2020	143,000	178,106
8.200%, 01/15/2030	4,463,000	5,572,845
Xstrata Finance (Canada) Limited,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $644,219) * f	616,000	678,190
Yara International ASA,
5.250%, 12/15/2014 (Acquired 10/02/2012 through 11/09/2012, Cost $5,763,181) * f	5,614,000	5,774,600
		276,386,391	13.9%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,159,000	6,218,003
Arizona Public Service Company,
8.750%, 03/01/2019	759,000	970,800
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	456,000	482,661
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,718,170
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	5,232,000	5,459,351
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $6,276,537) *	5,065,000	6,457,333
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11/15/2040	4,017,000	4,997,040
ENEL Finance International N.V.:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,421,881
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	1,922,231

Energy Transfer Partners, L.P.,
9.700%, 03/15/2019	893,000	1,153,832
EnLink Midstream Partners, LP,
4.400%, 04/01/2024	1,000,000	1,019,523
Exelon Generation Company, LLC,
6.200%, 10/01/2017	1,964,000	2,219,147
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	893,000	1,130,634
6.950%, 01/15/2038	2,008,000	2,404,757
6.500%, 09/01/2039	893,000	1,013,600
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 @ f	803,000	855,195
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	1,932,000	2,337,027
Korea Gas Corporation,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,464,315
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 05/31/2014 (Acquired 06/18/2013, Cost $7,408,865) *	7,344,312	7,406,394
National Rural Utilities Cooperative Finance Corporation:
10.375%, 11/01/2018	547,000	737,534
8.000%, 03/01/2032	2,834,000	3,998,295
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,455,000	2,706,638
ONEOK Partners, L.P.:
6.150%, 10/01/2016	3,036,000	3,393,860
8.625%, 03/01/2019	2,937,000	3,681,256
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $8,514,123) * f	8,546,000	8,707,015
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,839,000	1,961,146
PSEG Power LLC:
5.320%, 09/15/2016 @	2,877,000	3,168,926
5.125%, 04/15/2020	3,575,000	3,902,370
RGS I&M Funding Corp,
Series F*, 9.820%, 12/07/2022	878,631	1,048,207
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,749,300
Southern Natural Gas Company, L.L.C.,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,403,075
Spectra Energy Capital LLC,
5.668%, 08/15/2014	893,000	908,940
Williams Partners L.P.,
6.300%, 04/15/2040	2,767,000	3,144,137
		94,162,593	4.7%
Finance
ABN AMRO Bank N.V.,
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,028,601) * f	11,033,000	11,019,209
Ally Financial Inc.:
6.750%, 12/01/2014	134,000	138,690
8.000%, 12/31/2018 @	360,000	429,300
American International Group, Inc.:
5.450%, 05/18/2017	2,678,000	2,988,493
8.250%, 08/15/2018	1,785,000	2,231,234
6.400%, 12/15/2020	830,000	988,897
4.125%, 02/15/2024	893,000	911,907
8.175%, 05/15/2058	893,000	1,173,179
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,188,066
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	241,171
Associates Corporation of North America,
6.950%, 11/01/2018	4,664,000	5,551,583
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $5,991,840) * @ f	6,000,000	5,983,500
BAC Capital Trust VI,

5.625%, 03/08/2035 ^	357,000	353,140
Bank of America Corporation:
10.200%, 07/15/2015	1,531,000	1,694,800
6.400%, 08/28/2017	893,000	1,025,143
6.875%, 04/25/2018	1,562,000	1,842,082
7.750%, 05/14/2038	1,138,000	1,500,592
Banponce Trust I,
Series A, 8.327%, 02/01/2027	1,941,000	1,669,260
Barclays Bank PLC:
2.500%, 02/20/2019 @ f	2,000,000	2,003,492
6.750%, 05/22/2019 f	3,570,000	4,283,290
BNP Paribas,
3.250%, 03/03/2023 @ f	3,570,000	3,466,209
BPCE:
1.489%, 04/25/2016 f	2,544,000	2,578,810
2.500%, 12/10/2018 f	2,500,000	2,511,912
5.700%, 10/22/2023 (Acquired 10/15/2013, Cost $5,346,111) * f	5,355,000	5,566,362
Citigroup Inc.:
4.450%, 01/10/2017	893,000	964,464
6.125%, 11/21/2017	2,477,000	2,836,202
CNA Financial Corporation:
6.500%, 08/15/2016	4,463,000	5,009,865
7.250%, 11/15/2023	4,000,000	4,912,500
Commonwealth Bank of Australia,
0.839%, 10/08/2015 (Acquired 01/09/2013, Cost $4,264,491) * f	4,263,000	4,261,150
Compagnie de Financement Foncier,
2.500%, 09/16/2015 (Acquired 08/13/2012 through 08/14/2012, Cost $1,318,815) * f	1,300,000	1,334,021
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,757,000	5,217,549
Credit Agricole S.A.:
1.078%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,512,247
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $893,000) * @ f	893,000	927,381
Credit Suisse:
5.300%, 08/13/2019 f	1,406,000	1,597,683
5.400%, 01/14/2020 f	5,000,000	5,567,270
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,151,000	2,301,570
First Hawaiian Capital I,
Series B, 8.343%, 07/01/2027	3,346,000	3,392,844
First Tennessee Bank, National Association,
5.050%, 01/15/2015	8,503,000	8,750,964
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,829,629
General Electric Capital Corporation:
5.550%, 05/04/2020	5,534,000	6,376,175
4.650%, 10/17/2021	5,355,000	5,881,038
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,404,090
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,090,263
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,611,455
Highmark Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011, Cost $2,667,181) *	2,678,000	2,626,505
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,217,212
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $303,175) *	300,000	303,750
HSBC USA Capital Trust III:
7.750%, 11/15/2026	893,000	903,046
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $451,852) *	446,000	453,493
HSBC USA Inc.,
9.125%, 05/15/2021	625,000	811,524
Humana Inc.,
7.200%, 06/15/2018	1,785,000	2,122,019

Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 03/18/2014, Cost $8,906,644) * f	7,888,000	9,611,686
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,256,241) * f	3,258,000	3,443,533
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	2,040,003
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,110,680) * f	2,000,000	2,132,894
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,902,000	5,714,370
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	536,000	573,130
5.600%, 07/15/2041	4,106,000	4,652,669
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,157,055
6.250%, 01/15/2036	1,290,000	1,307,002
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,731,770) *	6,069,000	7,325,514
JPMorgan Chase Bank, National Association,
5.875%, 06/13/2016	2,678,000	2,951,983
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010, Cost $4,513,712) * f	4,500,000	4,533,070
Lafarge S.A.,
7.125%, 07/15/2036 @ f	893,000	955,510
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 12/03/2013, Cost $507,814) * f	500,000	509,600
2.500%, 05/16/2018 (Acquired 08/02/2013 through 09/24/2013, Cost $7,986,173) * f	8,158,000	8,100,486
Liberty Mutual Group Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,717,758
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) *	2,231,000	3,346,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,700) *	465,000	503,537
Lincoln National Corporation:
8.750%, 07/01/2019	5,218,000	6,727,640
6.050%, 04/20/2067	1,004,000	997,725
Lloyds Bank plc,
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,400,198) * f	1,428,000	1,637,648
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	5,355,000	5,612,035
M&T Capital Trust I,
8.234%, 02/01/2027	2,798,000	2,847,455
M&T Capital Trust II,
8.277%, 06/01/2027	1,406,000	1,433,964
Macquarie Group Limited:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,605,791
7.625%, 08/13/2019 (Acquired 02/12/2014, Cost $1,204,556) * f	1,000,000	1,198,600
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017	2,231,000	2,279,814
9.250%, 04/15/2019	1,473,000	1,911,985
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009 through 03/10/2014, Cost $8,507,668) *	6,111,000	9,293,542
MBIA Insurance Corporation,
11.499%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) *	714,000	576,555
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,221,379
6.500%, 12/15/2032	466,000	580,511
Mizuho Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,119,689) * f	3,124,000	3,091,979
Morgan Stanley:
4.750%, 04/01/2014	960,000	960,000
4.000%, 07/24/2015	893,000	929,274
7.300%, 05/13/2019	5,110,000	6,197,372
5.625%, 09/23/2019	1,941,000	2,207,738
National Australia Bank Limited,
0.739%, 10/08/2015 (Acquired 01/16/2013, Cost $8,706,097) * f	8,700,000	8,697,512
National City Bank,
5.800%, 06/07/2017	1,750,000	1,973,379

Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,325,688
2.750%, 03/19/2019 f	1,400,000	1,391,535
6.700%, 03/04/2020 f	1,667,000	1,953,574
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,745,729
Protective Life Corporation,
7.375%, 10/15/2019	7,096,000	8,614,828
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 12/19/2012 through 07/23/2013, Cost $6,514,797) *	6,372,800	6,541,590
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 08/13/2013 through 12/17/2013, Cost $2,062,993) *	1,654,900	2,084,702
Rabobank Nederland,
0.484%, 03/07/2016 (Acquired 05/21/2013, Cost $8,630,729) * f	8,676,000	8,668,070
Regions Bank,
7.500%, 05/15/2018	4,463,000	5,267,188
Regions Financial Corporation:
7.750%, 11/10/2014	252,000	262,604
5.750%, 06/15/2015	1,785,000	1,882,536
Santander Bank, N.A.,
8.750%, 05/30/2018	6,327,000	7,544,947
Santander Issuances, S.A.,
6.500%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,618,953) * @ f	1,600,000	1,630,029
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $1,993,620) * f	2,000,000	2,057,594
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) * f	5,000,000	4,989,650
2.375%, 03/25/2019 (Acquired 03/18/2014, Cost $1,498,875) * f	1,500,000	1,495,971
SLM Corporation:
5.375%, 05/15/2014	3,492,000	3,509,460
5.625%, 08/01/2033	446,000	394,710
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,290,237
Springleaf Finance Corp,
6.900%, 12/15/2017	400,000	439,000
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * f	6,000,000	5,943,600
Sumitomo Mitsui Banking Corporation,
3.950%, 07/19/2023 f	1,850,000	1,901,513
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,200,880
SUSA Partnership, L.P.,
8.200%, 06/01/2017	921,000	1,074,371
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,803,994
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,268,975
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	949,668
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,782,039
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	2,945,000	3,376,878
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,943,048) * f	2,911,000	3,013,030
3.750%, 03/10/2024 (Acquired 03/04/2014, Cost $2,594,410) * f	2,600,000	2,616,193
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	2,276,000	2,431,503
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	893,000	1,019,780
6.150%, 04/01/2018	5,534,000	6,326,424
7.500%, 02/15/2019	1,964,000	2,376,024
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017	4,463,000	4,796,234
8.125%, 06/15/2038	1,964,000	2,305,245
The NASDAQ OMX Group, Inc.,

4.000%, 01/15/2015	893,000	915,503
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	2,812,000	3,280,316
UBS AG,
5.750%, 04/25/2018 f	2,678,000	3,054,149
Wachovia Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,365,443
WEA Finance LLC / WT Finance Aust Pty Ltd,
6.750%, 09/02/2019 (Acquired 11/06/2013, Cost $2,982,413) *	2,500,000	3,005,217
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,644,393
Westpac Banking Corporation,
1.600%, 01/12/2018 f	7,029,000	6,977,470
Willis North America, Inc.:
5.625%, 07/15/2015	669,000	709,588
7.000%, 09/29/2019	4,463,000	5,145,071
		425,487,571	21.3%
Total Corporate Bonds		796,036,555	39.9%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.500%, 07/01/2014	185	185
6.000%, 06/01/2020	177,961	189,508
5.500%, 11/01/2022	107,551	118,167
5.000%, 06/01/2023	109,115	118,463
5.500%, 07/01/2023	121,240	133,132
3.500%, 11/01/2025	8,800,181	9,233,631
2.500%, 04/01/2028	5,735,482	5,738,590
6.500%, 06/01/2029	350,616	393,014
5.500%, 01/01/2036	719,367	793,136
5.000%, 03/01/2036	16,302,250	17,740,647
6.000%, 12/01/2036	538,844	600,003
5.000%, 03/01/2038	5,272,095	5,721,365
5.500%, 05/01/2038	2,449,541	2,688,897
4.500%, 11/01/2039	3,862,019	4,118,812
4.500%, 11/01/2039	11,879,086	12,666,927
4.500%, 08/01/2040	2,253,723	2,403,961
4.500%, 09/01/2040	9,317,943	9,939,258
4.500%, 03/01/2041	6,918,862	7,376,570
3.500%, 06/01/2042	8,661,350	8,711,439
3.500%, 07/01/2042	26,771,321	26,926,139
3.000%, 08/01/2042	31,179,053	30,101,566
3.000%, 10/01/2042	11,376,434	10,983,287
3.000%, 02/01/2043	6,335,774	6,116,822
3.000%, 06/01/2043	20,841,024	20,120,799
4.000%, 03/01/2044	19,450,000	20,190,447
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, –%, 07/15/2019	40,541	40,227
Series 141, Class D, 5.000%, 05/15/2021	22,045	23,259
Series 1074, Class I, 6.750%, 05/15/2021	20,806	22,540
Series 1081, Class K, 7.000%, 05/15/2021	122,242	136,202
Series 163, Class F, 6.000%, 07/15/2021	19,757	21,583
Series 188, Class H, 7.000%, 09/15/2021	46,131	50,997
Series 1286, Class A, 6.000%, 05/15/2022	16,037	17,292
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	130,516	142,827
5.000%, 12/01/2019	422,368	449,370
Series 1989-94, Class G, 7.500%, 12/25/2019	38,119	41,917
Series 1990-58, Class J, 7.000%, 05/25/2020	5,900	6,516
Series 1990-76, Class G, 7.000%, 07/25/2020	40,139	44,312
Series 1990-105, Class J, 6.500%, 09/25/2020	22,956	24,804
Series 1990-108, Class G, 7.000%, 09/25/2020	7,852	8,704
Series 1991-1, Class G, 7.000%, 01/25/2021	10,039	11,149
Series 1991-86, Class Z, 6.500%, 07/25/2021	17,297	18,863

5.000%, 11/01/2021	3,608,585	3,861,185
5.500%, 01/01/2023	5,428,217	5,984,570
Series 1993-58, Class H, 5.500%, 04/25/2023	221,871	240,502
5.500%, 07/01/2023	432,915	477,207
5.000%, 11/01/2023	1,038,259	1,130,677
6.000%, 03/01/2026	409,533	459,106
6.000%, 05/01/2026	887,779	991,277
3.000%, 04/01/2027	13,010,693	13,377,720
2.500%, 12/01/2027	13,716,726	13,752,158
5.000%, 05/01/2028	645,544	705,567
Series 1998-66, Class C, 6.000%, 12/25/2028	137,269	148,720
4.500%, 08/01/2029	4,924,299	5,279,745
4.500%, 09/01/2029	5,283,324	5,664,734
6.000%, 03/01/2033	127,639	143,648
5.000%, 11/01/2033	133,550	146,271
5.500%, 04/01/2034	2,601,539	2,891,546
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	391,033	397,557
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,442,388	1,502,949
5.500%, 09/01/2034	509,062	565,725
6.000%, 11/01/2034	133,676	150,337
5.500%, 02/01/2035	1,797,034	1,997,890
5.000%, 07/01/2035	15,166,331	16,555,801
5.000%, 10/01/2035	8,061,756	8,793,586
5.000%, 11/01/2035	3,276,630	3,570,261
5.500%, 11/01/2036	789,758	873,259
5.500%, 04/01/2037	4,018,168	4,465,443
6.000%, 08/01/2037	163,996	177,819
4.500%, 11/01/2039	717,738	765,952
4.000%, 08/01/2040	4,492,022	4,668,468
3.500%, 12/01/2040	2,218,392	2,233,399
3.500%, 02/01/2041	18,898,993	19,026,844
4.000%, 02/01/2041	23,117,625	24,028,680
4.000%, 09/01/2041	7,209,324	7,495,468
4.000%, 12/01/2041	23,196,605	24,119,768
3.000%, 05/01/2042	9,129,425	8,823,043
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	111,516	128,342
5.000%, 07/20/2040	6,537,401	7,162,422
4.500%, 01/20/2041	19,753,212	21,352,665
4.000%, 06/20/2042	17,490,469	18,411,985
3.500%, 09/20/2042	11,285,206	11,534,501
		448,242,124	22.5%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	119,151	122,615
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	1,498,245	1,540,500
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	224,935	227,517
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	159,873	162,647
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	3,013,400	3,088,849
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	160,660	165,989
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	256,993	267,499
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,250,511	1,285,085
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	648,249	664,880
Series 2007-1, Class 1A1, 5.840%, 04/25/2022	1,128,246	1,161,815
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	653,567	681,004
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	205,215	198,057
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	430,336	391,100
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	247,109	223,945
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	955,958	808,515
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	1,209,228	1,215,572
Chase Mortgage Finance Corporation,
Series 2006-A1, Class 2A3, 2.699%, 09/25/2036 §	3,233,669	2,849,603
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	377,091	373,960

Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	412,159	409,444
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	1,804,871	1,758,946
Series 2006-J5, Class 3A1, 5.363%, 07/25/2021 §	358,192	350,896
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	471,206	488,937
Series 2002-11, Class A4, 6.250%, 10/25/2032	58,027	59,308
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	6,479,787	6,946,979
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,191,492	973,776
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	664,043	570,395
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	258,592	264,441
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	437,820	434,422
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,303,653	1,158,692
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.493%, 03/25/2036 §	601,819	473,688
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 5.219%, 07/25/2035	4,482,815	4,604,375
Series 2006-A7, Class 2A2, 2.526%, 01/25/2037 §	351,885	310,559
Series 2006-A7, Class 2A4R, 2.526%, 01/25/2037 §	1,503,409	1,337,133
Series 2007-A2, Class 2A3, 2.599%, 04/25/2037	3,863,473	3,315,841
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	619,450	631,489
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	38,908	40,097
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	512,660	525,452
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	518,474	552,844
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	249,196	253,438
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	25,476	25,689
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	408,121	442,814
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	484,423	511,339
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	598,985	616,765
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,176,270	1,217,008
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	95,651	100,149
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	368,205	385,860
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	245,930	256,115
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	13,786,345	14,755,512
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	7,740,413	8,429,743
		67,631,298	3.4%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1997-3, Class A9, 6.960%, 03/25/2027	5	5
Bayview Financial Mortgage Pass-Through Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	512,182	525,379
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,231,398	1,859,602
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	86,701	88,928
Series 1993-4, Class A5, 7.050%, 01/15/2019	41,941	43,198
Series 1997-1, Class A5, 6.860%, 03/15/2028	7,346	7,459
Series 1998-2, Class A5, 6.240%, 12/01/2028	779,470	801,306
Series 1997-6, Class A8, 7.070%, 01/15/2029	19,177	19,721
Series 1998-3, Class A5, 6.220%, 03/01/2030	776,948	826,487
Series 1998-4, Class A5, 6.180%, 04/01/2030	456,628	469,253
Contimortgage Home Equity Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	32	32
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	2,172,016	2,211,234
Series 2004-S1, Class A3, 5.115%, 02/25/2035	1,352,300	1,380,561
Series 2004-15, Class AF6, 4.613%, 04/25/2035	2,373,192	2,301,038
Series 2005-1, Class AF6, 5.030%, 07/25/2035	3,857,027	3,932,042
Series 2005-11, Class AF3, 4.778%, 02/25/2036	7,429,535	7,471,282

Series 2005-10, Class AF6, 4.915%, 02/25/2036	2,280,330	2,270,929
Series 2005-13, Class AF3, 5.072%, 04/25/2036	3,396,007	2,886,161
Series 2005-17, Class 1AF5, 5.115%, 05/25/2036 §	1,026,374	1,073,315
Series 2005-17, Class 1AF2, 5.115%, 05/25/2036 §	414,772	461,061
Series 2007-S1, Class A6, 5.693%, 11/25/2036	947,258	907,596
Series 2006-10, Class 1AF3, 5.038%, 09/25/2046 §	1,334,449	816,827
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.343%, 12/25/2035	305,953	286,636
Deutsche Mortgage Securities Inc.,
Series 2004-4, Class 1A6, 5.650%, 04/25/2034	66,044	67,708
GE Capital Mortgage Services, Inc.:
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	122	122
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	3,666	3,648
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	9,712	9,697
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.613%, 09/25/2034	161,349	163,232
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.284%, 07/25/2036	10,969,893	10,528,596
Series 2007-CH1, Class AV4, 0.284%, 11/25/2036	3,160,131	3,128,198
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.324%, 09/25/2036	9,786,741	9,550,558
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	43,951	45,836
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	2,343,250	2,663,531
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	85,675	85,646
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	580,832	582,773
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	238,174	233,486
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	759,213	758,640
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	45,231	43,477
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	88,266	89,273
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,619,186	1,374,727
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.479%, 10/25/2035 (Acquired 03/13/2014, Cost $3,542,589) *	3,586,297	3,533,313
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.824%, 10/25/2035	4,588,724	4,456,316
		67,958,829	3.4%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	11,113,286	11,610,428
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.216%, 07/15/2044	11,968,560	12,566,019
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	10,828,139	11,299,726
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	7,834,457
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	13,730,536	13,501,250
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	14,336,741	14,906,110
FHLMC Multifamily Structured Pass Through Certificates,
Series K-003, Class A4, 5.053%, 01/25/2019	12,525,000	14,034,037
GE Capital Commercial Mortgage Corporation,
Series 2005-C4, Class A4, 5.309%, 11/10/2045	9,751,208	10,299,460
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	11,246,320	10,737,536
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	10,224,264	10,630,044
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	9,452,913	9,049,028
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045	14,280,945	13,695,355
Wachovia Bank Commercial Mortgage Trust,

Series 2005-C22, Class A4, 5.289%, 12/15/2044		8,925,591	9,451,389
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045		10,889,220	11,032,598
			160,647,437	8.0%
Total Long-Term Investments (Cost $1,921,591,953)			1,950,600,208	97.8%

		Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.05% «		49,064,777	49,064,777
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «		39,000,000	39,000,000
Total Short-Term Investments (Cost $88,064,777)			88,064,777	4.4%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «		217,389,514	217,389,514
Total Investment Companies (Cost $217,389,514)			217,389,514	10.9%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $217,389,514)			217,389,514	10.9%
Total Investments (Cost $2,227,046,244)			2,256,054,499	113.1%
Liabilities in Excess of Other Assets			(262,191,194)	(13.1)%
TOTAL NET ASSETS			$1,993,863,305	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
@	This security or portion of this security is out on loan at March 31, 2014.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default

Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$313,106,981	$-	$313,106,981
Taxable Municipal Bonds	-	67,594,126	-	67,594,126
Other Government Related Securities	-	29,382,858	-	29,382,858
Corporate Bonds	-	796,036,555	-	796,036,555
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	448,242,124	-	448,242,124
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	67,631,298	-	67,631,298
Asset Backed Securities	-	67,958,829	-	67,958,829
Commercial Mortgage-Backed Securities	-	160,647,437	-	160,647,437
Total Fixed Income	-	1,950,600,208	-	1,950,600,208

Short-Term Investments
Money Market Mutual Funds	88,064,777	-	-	88,064,777
Total Short-Term Investments	88,064,777	-	-	88,064,777

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	217,389,514	-	-	217,389,514
Total Investments Purchased with
Cash Proceeds from Securities Lending	217,389,514	-	-	217,389,514

Total Investments	$305,454,291	$1,950,600,208	$-	$2,256,054,499

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$64,200,000	$62,569,898
5.250%, 11/15/2028 @	58,975,000	73,774,068
4.375%, 02/15/2038 @	35,800,000	41,265,085
3.500%, 02/15/2039 @	89,775,000	90,055,547
		267,664,598	9.0%
Taxable Municipal Bonds
Bellevue California Union School District,
5.000%, 08/01/2028	625,000	609,344
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,572,216
7.155%, 03/01/2027	1,700,000	1,855,669
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,615,080
California State,
5.500%, 03/01/2016	2,000,000	2,170,320
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,549,785
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,369,600
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	1,300,000	1,397,487
Davie Florida Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,088,190
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,023,270
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	275,000	246,356
Illinois State:
4.421%, 01/01/2015	1,600,000	1,642,976
4.961%, 03/01/2016	2,000,000	2,136,600
5.163%, 02/01/2018	3,000,000	3,239,640
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	2,085,000	2,083,290
3.750%, 07/01/2034 (Callable 07/01/2023)	9,145,000	9,372,528
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	10,000,000	10,017,800
North East Independent School District Texas,
5.240%, 08/01/2027	3,000,000	3,397,200
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,129,042
Portigon AG,
4.796%, 07/15/2015 f	1,885,000	1,977,725
San Dieguito California Public Facilities,
6.459%, 05/01/2027	1,825,000	2,002,682
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	1,998,000	2,163,814
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,385,923

Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	3,190,000	3,194,562
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	4,567,968
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,224,612
		67,033,679	2.3%
Other Government Related Securities
CNOOC Finance 2013 Ltd,
3.000%, 05/09/2023 f	1,000,000	904,728
CNPC HK Overseas Capital Ltd,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,126,898
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,074,158
Eksportfinans ASA,
2.000%, 09/15/2015 f	10,000,000	9,925,000
Export-Import Bank of Korea:
5.875%, 01/14/2015 f	3,500,000	3,639,013
4.000%, 01/29/2021 f	1,000,000	1,051,505
Korea Hydro & Nuclear Power Co., Ltd.:
6.250%, 06/17/2014 (Acquired 03/21/2011, Cost $1,006,907) * f	1,000,000	1,011,112
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	514,917
Petrobras Global Finance B.V.,
3.000%, 01/15/2019 @ f	3,000,000	2,835,177
Petrobras International Finance Company:
3.875%, 01/27/2016 f	5,800,000	5,956,246
7.875%, 03/15/2019 f	5,000,000	5,702,790
5.375%, 01/27/2021 f	3,200,000	3,236,227
Petroleos Mexicanos:
4.875%, 03/15/2015 f	4,809,000	4,977,315
4.875%, 01/24/2022 f	2,500,000	2,612,500
6.500%, 06/02/2041 f	4,000,000	4,380,000
The Korea Development Bank,
3.000%, 09/14/2022 @ f	4,400,000	4,305,114
		56,252,700	1.9%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017	2,450,000	2,457,742
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	775,132
ADT Corp.:
2.250%, 07/15/2017	2,810,000	2,776,671
3.500%, 07/15/2022 @	1,200,000	1,054,824
Altera Corporation,
4.100%, 11/15/2023	3,000,000	3,017,808
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,000,000	3,392,466
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,225,000	2,468,537
6.375%, 09/15/2017	968,000	1,108,181
8.700%, 03/15/2019	3,700,000	4,690,357
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,802,722) * f	1,800,000	1,802,246
9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $6,825,697) * f	5,500,000	7,039,505
ArcelorMittal S.A.:
5.000%, 02/25/2017 f	5,000,000	5,306,250
6.750%, 02/25/2022 f	2,000,000	2,195,000

AT&T Inc.,
5.550%, 08/15/2041	1,000,000	1,049,811
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019 @	185,522	195,494
Beam Inc.,
3.250%, 05/15/2022	2,000,000	1,947,702
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,053,673
BP Capital Markets:
0.865%, 09/26/2018 f	5,000,000	5,042,090
4.750%, 03/10/2019 f	1,500,000	1,667,463
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,966,264
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	2,527,000	2,655,412
8.500%, 06/15/2019	7,940,000	9,798,436
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	2,424,000	2,670,021
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,145,000
CF Industries, Inc.:
3.450%, 06/01/2023	2,000,000	1,927,506
5.375%, 03/15/2044 @	5,000,000	5,212,840
Chesapeake Energy Corporation,
6.500%, 08/15/2017	3,544,000	3,978,140
Cliffs Natural Resources Inc.,
3.950%, 01/15/2018 @	11,579,000	11,638,528
CNOOC Curtis Funding No.1 Pty Ltd,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,041,584) * f	5,000,000	5,087,320
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,876,908
Comcast Corporation:
4.250%, 01/15/2033	5,900,000	5,782,861
4.650%, 07/15/2042	2,000,000	1,994,856
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	2,041,730
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	1,035,704
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	32,273	34,895
Cox Communications, Inc.:
2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $5,226,900) *	5,250,000	4,791,371
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,454,575
CSX Corporation,
6.220%, 04/30/2040	175,000	212,446
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,000,000	1,060,000
Daimler Finance North America LLC:
1.650%, 04/10/2015 (Acquired 07/17/2012 through 07/23/2013, Cost $3,622,181) *	3,609,000	3,638,240
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,116,022
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,382,488
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 11/09/2011, Cost $2,469,197) * f	2,450,000	2,553,961
8.750%, 06/15/2030 f	825,000	1,190,613
Devon Financing Corporation, L.L.C.,
7.875%, 09/30/2031	5,000,000	6,801,540
DISH DBS Corporation,

5.000%, 03/15/2023 @	2,500,000	2,518,750
Dollar General Corporation,
1.875%, 04/15/2018	2,100,000	2,063,292
Eaton Corporation:
2.750%, 11/02/2022 @	2,500,000	2,366,583
4.000%, 11/02/2032	3,660,000	3,540,391
Ecolab Inc.,
1.450%, 12/08/2017	5,200,000	5,133,804
Encana Corporation,
6.500%, 05/15/2019 f	500,000	585,481
Express Scripts Holding Company:
3.500%, 11/15/2016	5,000,000	5,293,985
7.250%, 06/15/2019	4,600,000	5,588,508
4.750%, 11/15/2021	4,700,000	5,107,871
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	11,884,000	12,784,415
3.500%, 04/15/2023	4,100,000	3,896,611
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,581,962
4.625%, 10/01/2020	3,000,000	3,153,327
3.500%, 10/01/2022	6,650,000	6,494,782
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	6,000,000	5,500,140
4.375%, 05/10/2043 f	4,000,000	3,488,180
Ford Motor Credit Company LLC:
3.875%, 01/15/2015	2,000,000	2,047,750
2.500%, 01/15/2016	2,000,000	2,053,596
4.207%, 04/15/2016 @	2,680,000	2,840,272
3.000%, 06/12/2017	3,000,000	3,115,977
Freeport-McMoRan Copper & Gold Inc.:
3.100%, 03/15/2020	3,800,000	3,696,716
3.550%, 03/01/2022 @	5,000,000	4,775,095
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,121,254
Glencore Canada Corporation,
5.375%, 06/01/2015 f	2,000,000	2,096,672
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/19/2012, Cost $7,118,025) *	7,115,000	7,127,793
4.125%, 05/30/2023 (Acquired 05/22/2013, Cost $9,094,813) * @	9,100,000	8,691,273
GTE Corporation,
8.750%, 11/01/2021	975,000	1,265,900
Hanson Limited,
6.125%, 08/15/2016 f	8,583,000	9,430,571
Hewlett-Packard Company,
4.650%, 12/09/2021 @	4,000,000	4,231,516
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,534,660
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 04/05/2013, Cost $1,166,320) * f	1,100,000	1,174,060
1.035%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,402,779
3.500%, 09/13/2017 (Acquired 03/06/2012 through 04/24/2013, Cost $5,297,728) * f	5,140,000	5,378,059
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,541,441
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,217,871
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,500,000	5,283,129
Kraft Foods Group, Inc.,

5.000%, 06/04/2042	1,000,000	1,047,153
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	539,663
6.250%, 05/01/2037	450,000	455,145
Masco Corporation:
6.125%, 10/03/2016	2,150,000	2,359,625
7.125%, 03/15/2020	1,000,000	1,155,000
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,814,958) * f	2,800,000	2,900,710
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,483,148
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 02/06/2013, Cost $4,225,088) *	4,000,000	4,222,920
7.875%, 07/15/2020 (Acquired 07/16/2013, Cost $5,574,137) *	5,000,000	5,604,870
4.200%, 11/29/2023 @	4,525,000	4,540,892
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	282,817
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,658,191
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,669) *	100,000	126,586
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,050,000	4,431,574
Northern Tier Energy LLC / Northern Tier Finance Corp,
7.125%, 11/15/2020	250,000	267,500
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f	3,000,000	2,872,500
Orange,
2.750%, 09/14/2016 @ f	1,050,000	1,088,354
Pactiv LLC,
7.950%, 12/15/2025	475,000	488,063
PCCW-HKT Capital No. 3 Limited,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $779,493) * f	775,000	813,001
Pearson Funding Two PLC,
4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,096,840) * f	8,700,000	9,197,536
Pentair Finance S.A.,
2.650%, 12/01/2019 f	5,000,000	4,880,960
Petrohawk Energy Corporation,
7.250%, 08/15/2018	8,510,000	9,029,110
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	1,200,000	1,283,920
4.700%, 03/15/2021	1,200,000	1,261,034
3.250%, 03/15/2023	8,375,000	7,861,403
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,272,353
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	4,653,045
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	216,500
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,250,000	1,446,875
6.125%, 01/15/2017	76,000	83,410
Republic Services, Inc.,
3.550%, 06/01/2022	4,000,000	4,007,076
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	11,000,000	14,309,009
Samarco Mineracao S.A.,
5.750%, 10/24/2023 (Acquired 10/21/2013, Cost $2,447,255) * f	2,475,000	2,490,469

Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,819,470
Seagate HDD Cayman,
6.875%, 05/01/2020 f	2,000,000	2,172,500
Sealed Air Corporation,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) *	2,250,000	2,590,313
SK Telecom Co., Ltd,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $998,720) * f	960,000	1,167,315
Sonoco Products Company,
4.375%, 11/01/2021	1,000,000	1,034,911
Sprint Capital Corporation:
6.900%, 05/01/2019	675,000	740,813
8.750%, 03/15/2032	300,000	330,000
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	219,250
Telecom Italia Capital:
5.250%, 10/01/2015 f	4,100,000	4,305,000
7.200%, 07/18/2036 f	2,500,000	2,543,750
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,371,591
6.221%, 07/03/2017 f	8,942,000	10,114,904
5.462%, 02/16/2021 f	1,000,000	1,099,331
4.570%, 04/27/2023 f	1,000,000	1,021,245
7.045%, 06/20/2036 f	100,000	121,036
The Dow Chemical Company,
4.125%, 11/15/2021	835,000	874,471
Time Warner Cable Inc.,
8.750%, 02/14/2019	1,132,000	1,432,006
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,300,000	2,714,336
Time Warner Inc.:
7.625%, 04/15/2031	3,050,000	4,063,576
7.700%, 05/01/2032	408,000	547,147
Transocean Inc.:
6.375%, 12/15/2021 @ f	5,500,000	6,181,747
3.800%, 10/15/2022 @ f	5,000,000	4,780,040
6.800%, 03/15/2038 f	878,000	947,149
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $2,997,990) * f	3,000,000	2,908,305
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	6,062,879
7.125%, 10/01/2037 f	500,000	609,003
U.S. Airways Pass Through Trust,
Series 981B, 7.350%, 01/30/2018	328,109	351,897
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** †	64,916	29,537
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,302,082
4.375%, 01/11/2022 f	2,700,000	2,680,635
8.250%, 01/17/2034 f	425,000	512,141
6.875%, 11/10/2039 f	5,625,000	6,013,536
Verizon Communications, Inc.:
5.150%, 09/15/2023	10,000,000	10,943,190
6.400%, 09/15/2033	5,725,000	6,796,989
Vodafone Group Public Limited Company,
6.150%, 02/27/2037 f	500,000	567,044
Vulcan Materials Company:
7.000%, 06/15/2018	1,400,000	1,614,200

7.150%, 11/30/2037	500,000	508,750
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,361,910
Weatherford International LTD.,
6.750%, 09/15/2040 f	1,250,000	1,455,525
Westvaco Corporation:
9.750%, 06/15/2020	930,000	1,158,309
8.200%, 01/15/2030	1,540,000	1,922,963
WPX Energy, Inc.,
6.000%, 01/15/2022 @	4,000,000	4,100,000
Wynn Las Vegas LLC,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) * @	4,000,000	3,850,000
Xstrata Finance (Canada) Limited:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,067,252
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,130,320) * f	7,000,000	6,825,924
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $7,295,292) * f	5,880,000	7,142,983
		542,520,462	18.3%
Utility
Access Midstream Partners LP / ACMP Finance Corp,
6.125%, 07/15/2022	300,000	322,875
Ameren Corporation,
8.875%, 05/15/2014	1,816,000	1,833,397
Appalachian Power Company,
Series P, 6.700%, 08/15/2037	1,150,000	1,446,153
Arizona Public Service Company,
8.750%, 03/01/2019	1,150,000	1,470,910
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,421,180) * f	3,000,000	3,240,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * @ f	4,000,000	3,940,000
CMS Energy Corporation:
4.250%, 09/30/2015	3,000,000	3,141,711
5.050%, 03/15/2022 @	1,000,000	1,112,284
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * @ f	5,200,000	5,070,000
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	750,000	782,590
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $11,301,217) *	9,155,000	11,671,646
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,251,100) *	2,245,000	2,308,477
Dominion Resources, Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,185,859
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11/15/2040	2,500,000	3,109,933
ENEL Finance International N.V.,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	566,695
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,536,289
5.200%, 02/01/2022	1,000,000	1,079,508
3.600%, 02/01/2023 @	5,000,000	4,782,400
EnLink Midstream Partners, LP,
4.400%, 04/01/2024	1,000,000	1,019,523
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,606,930) *	3,190,000	3,473,020
Entergy Arkansas, Inc.,
5.000%, 07/01/2018	358,000	357,763
Enterprise Products Operating LLC,
3.350%, 03/15/2023 @	10,000,000	9,754,340

Exelon Corporation,
4.900%, 06/15/2015	500,000	523,072
Exelon Generation Company, LLC:
6.200%, 10/01/2017	4,350,000	4,915,117
5.600%, 06/15/2042	6,100,000	6,360,226
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,020,715
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	2,959,737
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,057,500
KeySpan Corporation,
8.000%, 11/15/2030	1,875,000	2,515,926
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,099,205
6.850%, 02/15/2020	4,645,000	5,455,088
6.500%, 02/01/2037	400,000	452,399
6.950%, 01/15/2038	350,000	419,156
Kinder Morgan Finance Company LLC:
5.700%, 01/05/2016 f	1,886,000	2,008,590
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,082,500
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	490,000	592,724
National Grid PLC,
6.300%, 08/01/2016 f	4,790,000	5,346,675
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	6,673,000	8,997,379
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,500,000	2,756,250
NuStar Logistics, L.P.:
4.800%, 09/01/2020	4,275,000	4,210,875
6.750%, 02/01/2021 @	3,000,000	3,243,750
ONEOK Partners, L.P.,
3.375%, 10/01/2022	3,000,000	2,892,432
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	5,890,630
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013, Cost $8,966,430) * f	9,000,000	9,169,569
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,500,000	1,599,630
6.200%, 05/15/2016	1,950,000	2,149,680
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,389,220
Public Service Company of New Mexico,
7.950%, 05/15/2018	6,553,000	7,813,646
RGS I&M Funding Corp,
Series F*, 9.820%, 12/07/2022	178,947	213,484
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,855,545) *	2,850,000	2,871,375
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,028,514) *	2,000,000	2,065,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,700,841) *	2,695,000	2,641,100
Spectra Energy Capital LLC,
5.668%, 08/15/2014	5,030,000	5,119,785
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,901,372
6.100%, 02/15/2042	1,000,000	1,094,659
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	772,423

The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,586,158
3.700%, 01/15/2023	3,000,000	2,722,452
Series A, 7.500%, 01/15/2031	120,000	132,055
7.750%, 06/15/2031	3,500,000	3,926,720
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,902,168) *	2,850,000	2,918,591
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,438,283
Veolia Environnement SA,
6.000%, 06/01/2018 f	1,489,000	1,685,404
Williams Partners L.P.:
5.250%, 03/15/2020	2,000,000	2,202,112
6.300%, 04/15/2040	1,590,000	1,806,714
		191,224,751	6.5%
Finance
Abbey National Treasury Services PLC,
4.000%, 03/13/2024 @ f	2,700,000	2,723,269
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,370,440
2.500%, 10/30/2018 (Acquired 10/23/2013, Cost $1,996,820) * f	2,000,000	1,997,500
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,130,163) *	2,000,000	2,573,398
Ally Financial Inc.:
6.750%, 12/01/2014	250,000	258,750
8.300%, 02/12/2015	1,065,000	1,126,237
0.000%, 06/15/2015 ^	2,000,000	1,937,500
4.625%, 06/26/2015	5,000,000	5,181,250
5.500%, 02/15/2017	7,275,000	7,893,375
8.000%, 12/31/2018 @	1,176,000	1,402,380
American International Group, Inc.:
3.800%, 03/22/2017	2,500,000	2,674,750
8.250%, 08/15/2018	4,525,000	5,656,209
6.400%, 12/15/2020	3,500,000	4,170,047
4.875%, 06/01/2022	3,625,000	3,969,455
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	767,855
Aon Corporation,
3.500%, 09/30/2015 f	2,500,000	2,595,335
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,090,000	1,124,040
Associates Corporation of North America,
6.950%, 11/01/2018	12,038,000	14,328,892
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * @ f	9,000,000	8,975,250
Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,052,500
Bank of America Corporation:
10.200%, 07/15/2015	2,675,000	2,961,196
6.875%, 04/25/2018	800,000	943,448
7.625%, 06/01/2019	6,000,000	7,384,632
3.300%, 01/11/2023	4,450,000	4,290,196
7.750%, 05/14/2038	725,000	956,001
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,185,000	1,879,100
Barclays Bank PLC,
6.750%, 05/22/2019 f	9,850,000	11,818,040
Berkshire Hathaway Finance Corporation,

4.400%, 05/15/2042	3,500,000	3,419,171
BNP Paribas:
2.375%, 09/14/2017 f	3,000,000	3,072,696
5.000%, 01/15/2021 f	5,000,000	5,549,675
3.250%, 03/03/2023 @ f	4,000,000	3,883,708
BPCE:
2.500%, 12/10/2018 f	11,000,000	11,052,415
5.700%, 10/22/2023 (Acquired 10/15/2013, Cost $5,990,040) * f	6,000,000	6,236,820
Capital One Financial Corporation:
3.150%, 07/15/2016	1,015,000	1,061,545
6.150%, 09/01/2016	4,425,000	4,938,344
CIT Group Inc.:
4.250%, 08/15/2017	1,000,000	1,047,500
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	538,750
5.000%, 08/01/2023 @	5,000,000	5,112,500
Citigroup Inc.:
6.010%, 01/15/2015	306,000	318,939
4.450%, 01/10/2017	1,800,000	1,944,048
8.500%, 05/22/2019	1,389,000	1,769,697
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,122,533
7.350%, 11/15/2019	1,175,000	1,439,279
5.875%, 08/15/2020	4,839,000	5,554,572
7.250%, 11/15/2023	5,300,000	6,509,062
Comerica Bank:
5.750%, 11/21/2016	3,200,000	3,576,250
5.200%, 08/22/2017	2,855,000	3,169,561
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,304,723) * f	5,900,000	6,578,441
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 @ f	5,250,000	5,207,816
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,303,311
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * @ f	5,000,000	4,974,250
Credit Suisse,
5.300%, 08/13/2019 f	6,966,000	7,915,689
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	11,154,750
First Horizon National Corporation,
5.375%, 12/15/2015	2,420,000	2,574,653
First Tennessee Bank, National Association,
5.050%, 01/15/2015	4,672,000	4,808,245
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $2,696,598) *	2,700,000	2,822,856
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,285,192) *	1,820,000	2,220,962
General Electric Capital Corporation:
5.500%, 01/08/2020	1,875,000	2,157,572
5.550%, 05/04/2020	4,185,000	4,821,882
4.375%, 09/16/2020	2,925,000	3,176,930
5.300%, 02/11/2021	3,000,000	3,374,244
4.650%, 10/17/2021	8,450,000	9,280,069
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	1,231,889
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	129,423
H. J. Heinz Finance Company,
6.750%, 03/15/2032	10,000,000	10,600,000

HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	3,068,981
HSBC Finance Corporation,
5.500%, 01/19/2016	1,120,000	1,209,601
Humana Inc.,
7.200%, 06/15/2018	800,000	951,045
Hutchison Whampoa International Ltd.:
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,634,539) * f	3,563,000	3,748,083
3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * f	2,000,000	2,101,132
3.250%, 11/08/2022 (Acquired 11/05/2012, Cost $3,581,424) * f	3,600,000	3,447,065
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,600,231) * f	1,600,000	1,691,115
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,987,064) * f	5,000,000	5,315,275
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,754,525
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,954,953) * f	2,800,000	2,986,052
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,325,150
iStar Financial Inc.,
5.850%, 03/15/2017	500,000	537,500
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	3,100,000	3,314,743
4.350%, 08/15/2021	2,400,000	2,572,550
4.500%, 01/24/2022	4,400,000	4,743,561
3.200%, 01/25/2023	5,350,000	5,187,735
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,069,022
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $12,073,620) *	9,765,000	11,786,726
Kemper Corporation:
6.000%, 11/30/2015	2,500,000	2,654,625
6.000%, 05/15/2017	1,000,000	1,101,790
KeyBank National Association:
7.413%, 05/06/2015	5,100,000	5,445,484
5.450%, 03/03/2016	1,279,000	1,386,269
4.625%, 06/15/2018	2,670,000	2,874,725
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 03/10/2010 through 01/18/2012, Cost $3,917,384) * f	3,900,000	3,928,661
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 10/01/2013, Cost $524,055) * f	500,000	528,750
6.500%, 07/15/2016 f	3,993,000	4,392,300
7.125%, 07/15/2036 f	1,225,000	1,310,750
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,051,765) * f	10,000,000	10,192,000
2.500%, 05/16/2018 (Acquired 05/07/2013, Cost $4,976,700) * f	5,000,000	4,964,750
Liberty Mutual Group Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,388) *	700,000	814,679
10.750%, 06/15/2058 (Acquired 05/21/2008 through 08/28/2008, Cost $750,960) *	900,000	1,350,000
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,080) *	375,000	406,078
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	10,057,939
6.050%, 04/20/2067	930,000	924,187
Lloyds Bank plc:
4.200%, 03/28/2017 f	2,000,000	2,161,450
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,404,715) * f	6,350,000	7,282,256
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,294,070
M&T Capital Trust I,

8.234%, 02/01/2027	500,000	508,837
M&T Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,345,745
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,517,019) * f	3,500,000	3,550,369
Manufacturers And Traders Trust Company:
6.625%, 12/04/2017	1,120,000	1,292,513
5.585%, 12/28/2020	265,000	272,078
Manulife Financial Corporation,
4.900%, 09/17/2020 f	1,840,000	1,999,684
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,093,171
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,225,685) *	3,184,000	4,031,842
8.875%, 06/01/2039 (Acquired 10/03/2012 through 03/10/2014, Cost $5,380,262) *	3,575,000	5,436,821
MBIA Insurance Corporation,
11.499%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) *	700,000	565,250
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,048,985) *	900,000	1,062,000
MetLife, Inc.,
7.717%, 02/15/2019	1,157,000	1,439,038
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,614,766) *	1,500,000	1,547,053
Mizuho Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,831,037
Morgan Stanley:
4.750%, 04/01/2014	2,505,000	2,505,000
6.000%, 04/28/2015	650,000	686,136
5.450%, 01/09/2017	2,000,000	2,211,028
6.625%, 04/01/2018	1,275,000	1,486,345
7.300%, 05/13/2019	4,675,000	5,669,807
5.625%, 09/23/2019	3,100,000	3,526,011
3.750%, 02/25/2023	1,000,000	993,661
National Australia Bank Limited,
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $2,991,720) * f	3,000,000	3,142,677
National Australia Bank/New York,
2.750%, 03/09/2017 f	6,000,000	6,256,830
National City Bank,
5.800%, 06/07/2017	6,170,000	6,957,570
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,272,535) *	3,200,000	4,074,845
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,100,000
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,037,302
2.750%, 03/19/2019 f	6,600,000	6,560,096
6.700%, 03/04/2020 f	2,525,000	2,959,073
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,031,302) * f	8,000,000	8,401,680
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	974,422
3.125%, 05/15/2023	3,550,000	3,386,696
Prudential Financial, Inc.,
6.000%, 12/01/2017	2,000,000	2,299,428
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 11/29/2011 through 01/18/2013, Cost $7,971,536) *	6,404,243	8,067,521
Rabobank Nederland:
3.375%, 01/19/2017 f	2,000,000	2,120,368

3.875%, 02/08/2022 f	4,150,000	4,297,840
Raymond James Financial, Inc.,
8.600%, 08/15/2019	1,427,000	1,805,519
Regions Bank,
7.500%, 05/15/2018	14,034,000	16,562,786
Reliance Holding USA Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,024,674
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,516,008) *	3,500,000	3,665,308
Santander Bank, N.A.,
8.750%, 05/30/2018	7,034,000	8,388,045
Santander Financial Issuances Limited,
7.250%, 11/01/2015 f	300,000	323,700
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,028,797
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,831,592
SLM Corporation:
5.375%, 05/15/2014	8,000,000	8,040,000
5.625%, 08/01/2033	50,000	44,250
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,986,309) * f	10,100,000	11,217,262
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * @ f	3,000,000	2,989,584
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,806,450
Springleaf Finance Corp,
6.900%, 12/15/2017	1,000,000	1,097,500
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $8,982,000) * f	9,000,000	8,915,400
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * @ f	7,000,000	7,240,646
Sumitomo Mitsui Banking Corporation,
3.000%, 01/18/2023 f	2,500,000	2,414,420
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	6,673,106
SunTrust Banks, Inc.,
3.500%, 01/20/2017	4,250,000	4,486,861
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,166,527
Svenska Handelsbanken AB,
2.875%, 04/04/2017 f	2,425,000	2,526,263
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,031,923
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/16/2012, Cost $3,733,719) *	3,620,000	3,849,718
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	5,990,046
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,146,648
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,157,542
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,678,389
The Chubb Corporation,
6.375%, 03/29/2067	1,320,000	1,465,200
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,397,461
6.150%, 04/01/2018	6,500,000	7,430,748
7.500%, 02/15/2019	1,825,000	2,207,863

5.250%, 07/27/2021	1,000,000	1,106,990
5.750%, 01/24/2022	3,100,000	3,515,149
6.750%, 10/01/2037	300,000	343,656
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	465,000	509,426
5.375%, 03/15/2017	2,913,000	3,223,368
4.000%, 10/15/2017	3,000,000	3,223,998
8.125%, 06/15/2038	1,365,000	1,602,169
The Royal Bank of Scotland Group PLC:
5.050%, 01/08/2015 @ f	1,528,000	1,563,638
2.550%, 09/18/2015 f	4,225,000	4,314,608
The Royal Bank of Scotland PLC,
6.125%, 01/11/2021 f	7,850,000	9,157,355
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,272,752
UnionBanCal Corporation,
3.500%, 06/18/2022	1,100,000	1,111,371
UnitedHealth Group Incorporated,
6.000%, 02/15/2018	1,000,000	1,150,855
Wachovia Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,588,076
Westpac Banking Corporation:
2.000%, 08/14/2017 f	8,000,000	8,130,984
4.875%, 11/19/2019 f	636,000	706,649
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,757,739
7.000%, 09/29/2019	7,803,000	8,995,517
		704,110,018	23.7%
Total Corporate Bonds		1,437,855,231	48.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	79,788	85,237
5.000%, 05/01/2021	149,384	158,828
6.000%, 06/01/2021	29,031	31,621
3.000%, 05/01/2027	13,153,245	13,510,939
6.500%, 12/01/2028	39,794	44,848
6.500%, 06/01/2029	17,340	19,437
5.000%, 03/01/2036	12,615,427	13,728,525
5.500%, 04/01/2037	412,279	452,564
5.500%, 04/01/2038	247,923	272,149
5.500%, 05/01/2038	509,270	559,034
4.500%, 11/01/2039	6,893,168	7,350,335
4.500%, 11/01/2039	2,262,567	2,413,010
4.500%, 08/01/2040	10,012,705	10,680,171
4.500%, 08/01/2040	7,116,978	7,591,573
3.500%, 06/01/2042	13,581,556	13,660,098
3.500%, 07/01/2042	45,543,684	45,807,063
3.000%, 08/01/2042	37,385,121	36,093,165
3.000%, 02/01/2043	11,830,728	11,421,881
3.000%, 08/01/2043	29,362,317	28,402,667
Federal Home Loan Mortgage Corporation (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	4,752	5,458
Series 136, Class E, 6.000%, 04/15/2021	8,644	9,287
Series 2804, Class VC, 5.000%, 07/15/2021	159,263	171,241
Series 1122, Class G, 7.000%, 08/15/2021	9,750	10,718
Series 1186, Class I, 7.000%, 12/15/2021	20,053	22,649

Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	5,475	6,021
Series 1990-15, Class J, 7.000%, 02/25/2020	17,109	18,573
Series 1991-21, Class J, 7.000%, 03/25/2021	3,402	3,774
Series 1991-43, Class J, 7.000%, 05/25/2021	66,351	74,168
Series 1991-65, Class Z, 6.500%, 06/25/2021	70,993	76,241
5.000%, 11/01/2021	585,603	626,595
Series 1992-129, Class L, 6.000%, 07/25/2022	125,298	136,893
5.500%, 03/01/2023	308,292	339,885
Series 1993-32, Class H, 6.000%, 03/25/2023	29,258	32,023
Series 1993-58, Class H, 5.500%, 04/25/2023	140,423	152,215
5.500%, 07/01/2023	147,683	162,792
5.500%, 12/01/2023	215,347	237,380
6.000%, 03/01/2026	45,883	51,437
5.000%, 06/01/2026	12,173,967	13,104,924
3.000%, 04/01/2027	24,753,129	25,451,406
2.500%, 12/01/2027	25,054,021	25,118,737
5.000%, 05/01/2028	135,610	148,219
6.500%, 09/01/2028	30,442	34,276
6.500%, 02/01/2029	67,158	75,427
4.500%, 07/01/2030	13,508,757	14,488,881
4.000%, 11/01/2031	12,595,412	13,294,044
5.500%, 01/01/2032	27,980	30,981
5.500%, 04/01/2034	2,215,199	2,462,070
5.500%, 04/01/2034	2,131,961	2,369,622
Series 2004-90, Class LH, 5.000%, 04/25/2034	3,942,794	4,139,074
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	236,934	246,882
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	145,402	147,828
5.500%, 09/01/2034	69,126	76,820
5.500%, 02/01/2035	34,447	38,297
5.000%, 04/01/2035	3,972,735	4,336,306
5.000%, 07/01/2035	11,769,073	12,847,302
5.000%, 02/01/2036	6,309,737	6,879,058
5.000%, 03/01/2036	2,474,890	2,705,622
5.500%, 04/01/2036	11,915,824	13,204,204
6.000%, 08/01/2037	183,737	199,223
4.000%, 08/01/2040	2,886,787	3,000,179
4.500%, 08/01/2040	14,996,951	16,002,648
4.000%, 10/01/2040	2,004,202	2,083,417
4.000%, 12/01/2040	7,419,006	7,738,710
3.500%, 01/01/2041	4,352,566	4,382,011
4.000%, 01/01/2041	10,285,151	10,690,880
3.500%, 02/01/2041	4,822,192	4,854,814
3.500%, 03/01/2041	5,918,333	5,958,370
4.500%, 07/01/2041	4,055,690	4,328,327
4.000%, 09/01/2041	9,290,475	9,659,222
4.000%, 12/01/2041	38,558,921	40,093,464
3.000%, 05/01/2042	6,188,106	5,980,434
3.500%, 06/01/2042	14,016,250	14,111,069
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	42,725	47,902
6.500%, 01/20/2029	19,848	22,925
6.000%, 11/20/2033	33,317	38,344
4.500%, 05/20/2040	5,005,677	5,403,640
5.000%, 07/20/2040	2,189,400	2,398,722
4.500%, 01/20/2041	19,509,857	21,089,606
4.000%, 06/20/2042	39,259,957	41,328,439
3.500%, 09/20/2042	20,658,442	21,114,795

		556,147,616	18.7%
Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	1,316,456	1,356,698
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	291,421	298,302
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	1,648,631	1,724,740
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	50,811	52,888
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	845,813	869,198
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	204,093	209,449
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	209,400	215,929
Series 2007-1, Class 1A1, 5.840%, 04/25/2022	720,513	741,950
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	2,644,051	2,551,821
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	288,606	297,794
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	481,964	407,627
Bank of America Mortgage Trust:
Series 2003-L, Class 2A1, 2.821%, 01/25/2034	5,956,711	5,975,248
Series 2005-9, Class 1A5, 5.500%, 10/25/2035	12,414	12,386
Chase Mortgage Finance Corporation,
Series 2006-A1, Class 2A3, 2.699%, 09/25/2036 §	664,246	585,353
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	3,149,546	3,309,698
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	196,305	194,675
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	273,587	257,359
Countrywide Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	2,978,138	3,026,008
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	725,111	720,335
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	734,551	715,860
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	335,761	348,396
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	878,402	816,170
Series 2006-J2, Class A3, 6.000%, 04/25/2036 §	165,127	147,327
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,016,019	830,367
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,500,923	1,413,722
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	770,183	769,910
Deutsche ALT-A Securities Inc. Alternate Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,113,082	1,104,333
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	613,244	526,761
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	318,414	315,943
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	921,230	818,793
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	1,805,986	1,856,325
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	9,913,151	10,312,909
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	2,497,257	2,535,331
Series 2006-A1, Class 2A1, 2.493%, 03/25/2036 §	185,422	145,944
Series 2006-S3, Class A3A, 6.000%, 08/25/2036	233,073	223,854
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 §	633,229	629,980
Series 2006-S1, Class 2A2, 6.000%, 04/25/2036	829,244	829,182
Series 2006-A7, Class 2A2, 2.526%, 01/25/2037 §	5,625,048	4,964,437
Series 2006-A7, Class 2A4R, 2.526%, 01/25/2037 §	2,355,417	2,094,907
Series 2007-A2, Class 2A3, 2.599%, 04/25/2037	11,030,668	9,467,115
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	198,290	202,144

Series 2004-5, Class 4A1, 5.500%, 07/25/2019	604,836	632,841
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,137,790	1,186,382
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	78,662	83,876
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	6,809,059	7,442,779
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	5,965,488	6,110,306
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	6,834,698	6,190,507
MASTR Asset Securitization Trust,
Series 2005-2, Class 1A1, 5.250%, 11/25/2035	26,217	26,238
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	5,759	5,749
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	2,231,505	2,288,058
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	1,876,034	1,921,963
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	10,320	10,663
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	614,197	609,093
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	19,163,991	17,775,713
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.425%, 10/25/2033	4,200,849	4,223,076
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	704,089	743,210
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	93,731	96,513
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	85,201	87,332
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	184,822	191,223
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	53,662	56,235
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	267,644	281,300
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	11,539,142	12,374,934
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	8,671,995	9,444,288
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	133,751	118,650
		135,778,097	4.6%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.304%, 09/25/2036	14,759,074	12,632,660
ACE Securities Corp Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.304%, 04/25/2036	20,701,906	19,446,749
AMRESCO Residential Securities Corp Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	9,812	9,551
Bank of America Funding Trust,
Series 2005-C, Class A1, 0.397%, 05/20/2035	20,292,586	18,307,931
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	909,413	969,042
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	125,007
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE4, Class 1A1, 0.274%, 05/25/2037 §	6,410,792	6,323,958
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 0.364%, 01/25/2036	6,151,852	5,741,246
Series 2006-OPT1, Class A3, 0.334%, 02/25/2036	3,107,450	2,928,595
Series 2006-NC2, Class A2, 0.244%, 06/25/2036	1,808,536	1,762,134
Series 2007-HE1, Class A1, 0.354%, 06/25/2037	1,722,038	1,682,385
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH3, Class A3, 0.304%, 10/25/2036	3,062,627	3,042,107
Series 2007-WFH1, Class A3, 0.304%, 01/25/2037	9,018,846	8,806,534
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	4,732	4,874
Series 1997-1, Class A5, 6.860%, 03/15/2028	3,294	3,345

Series 1997-4, Class A5, 6.880%, 02/15/2029	18,243	18,970
Series 1997-5, Class A6, 6.820%, 05/15/2029	166,108	169,570
Series 1998-3, Class A5, 6.220%, 03/01/2030	447,579	476,117
Series 1998-4, Class A5, 6.180%, 04/01/2030	195,892	201,309
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	970,853	980,743
Series 2004-12, Class AF6, 4.634%, 03/25/2035	675,774	686,674
Series 2004-15, Class AF6, 4.613%, 04/25/2035	597,154	578,998
Series 2005-7, Class AF6, 4.693%, 10/25/2035	1,663,518	1,655,859
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,525,468	1,534,039
Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,632,829	3,617,851
Series 2005-13, Class AF3, 5.072%, 04/25/2036	1,564,680	1,329,773
Series 2006-S9, Class A3, 5.728%, 08/25/2036	175,781	171,015
Series 2007-S1, Class A6, 5.693%, 11/25/2036	102,705	98,405
Series 2006-13, Class 1AF3, 5.057%, 01/25/2037 §	175,797	193,917
Series 2007-S2, Class A2, 5.649%, 05/25/2037	28,204	28,321
Series 2006-10, Class 1AF3, 5.038%, 09/25/2046 §	1,295,738	793,131
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046 §	573,361	437,035
Series 2007-4, Class A3, 5.714%, 04/25/2047	550,000	411,185
Series 2006-24, Class 2A2, 0.274%, 06/25/2047	8,261,795	8,186,687
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.343%, 12/25/2035	1,659,408	1,554,635
GE Capital Mortgage Services, Inc.,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,212	2,201
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.324%, 08/25/2036	1,284,540	1,255,329
J.P. Morgan Mortgage Acquisition Corp:
Series 2007-CH4, Class A2, 0.214%, 12/25/2029	688,048	686,513
Series 2007-CH1, Class AV5, 0.394%, 11/25/2036	10,000,000	9,234,740
Series 2007-CH3, Class A3, 0.304%, 03/25/2037	2,420,030	2,308,600
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.354%, 01/25/2036	3,312,385	3,083,906
Morgan Stanley Capital I Inc. Trust,
Series 2006-HE1, Class A3, 0.334%, 01/25/2036	6,115,485	6,033,342
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.324%, 02/25/2036	9,975,996	9,795,131
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.324%, 09/25/2036	5,983,304	5,838,909
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	28,138	29,345
Option One Mortgage Loan Trust,
Series 2005-4, Class A3, 0.414%, 11/25/2035	630,961	619,644
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	3,298,753	3,298,360
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	43,234	43,493
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	2,605,646	2,665,300
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	65,154	62,628
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	103,589	99,178
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	145,291	141,302
Series 2006-2, Class AF3, 5.797%, 08/25/2036	9,003,000	5,835,295
Series 2006-3, Class AF2, 5.580%, 11/25/2036	1,311,057	787,232
Series 2007-1, Class AF2, 5.512%, 04/25/2037	489,078	252,209
Series 2007-1, Class AF3, 5.612%, 04/25/2037	293,447	154,021
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,484,256	806,907
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.414%, 12/25/2035	15,299,675	14,795,321

Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.824%, 10/25/2035		5,141,087	4,992,741
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $3,713,696) *		3,714,117	3,765,178
			181,497,177	6.1%
Commercial Mortgage-Backed Securities
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.216%, 07/15/2044		18,776,895	19,714,218
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044		12,007,779	12,530,742
Series 2012-CR1, Class A3, 3.391%, 05/15/2045		25,842,000	25,911,438
Series 2012-CR2, Class A4, 3.147%, 08/15/2045		25,180,000	24,759,519
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038		11,886,000	12,358,041
GE Capital Commercial Mortgage Corporation:
Series 2004-C3, Class A4, 5.189%, 07/10/2039		934,357	935,195
Series 2005-C4, Class A4, 5.309%, 11/10/2045		12,795,000	13,514,386
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A4, 5.301%, 08/10/2038		2,873,864	2,903,597
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037		24,965,000	25,955,811
Series 2013-LC11, Class A5, 2.960%, 04/15/2046		12,075,000	11,559,084
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045		25,410,000	24,368,063
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.208%, 11/14/2042		19,561,411	20,489,189
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.289%, 12/15/2044		8,000,000	8,471,272
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045		14,000,000	14,184,338
			217,654,893	7.3%
Total Long-Term Investments (Cost $2,903,562,611)			2,919,883,991	98.4%

		Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.05% «		8,610,118	8,610,118
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «		58,000,000	58,000,000
Total Short-Term Investments (Cost $66,610,118)			66,610,118	2.2%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.20% «		216,560,764	216,560,764
Total Investment Companies (Cost $216,560,764)			216,560,764	7.3%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $216,560,764)			216,560,764	7.3%
Total Investments (Cost $3,186,733,493)			3,203,054,873	107.9%
Liabilities in Excess of Other Assets			(235,770,932)	(7.9)%
TOTAL NET ASSETS			$2,967,283,941	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2014.
^	Non-Income Producing
f	Foreign Security
«	7-Day Yield
§	Security in Default
†		Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.

Baird Core Plus Bond Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$-	$267,664,598	$-	$267,664,598
Taxable Municipal Bonds	-	67,033,679	-	67,033,679
Other Government Related Securities	-	56,252,700	-	56,252,700
Corporate Bonds	-	1,437,825,694	29,537	1,437,855,231
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	556,147,616	-	556,147,616
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	135,778,097	-	135,778,097
Asset Backed Securities	-	181,497,177	-	181,497,177
Commercial Mortgage-Backed Securities	-	217,654,893	-	217,654,893
Total Fixed Income	-	2,919,854,454	29,537	2,919,883,991

Short-Term Investments
Money Market Mutual Funds	66,610,118	-	-	66,610,118
Total Short-Term Investments	66,610,118	-	-	66,610,118

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	216,560,764	-	-	216,560,764
Total Investments Purchased with
Cash Proceeds from Securities Lending	216,560,764	-	-	216,560,764

Total Investments	$283,170,882	$2,919,854,454	$29,537	$3,203,054,873

Asset Relating to Securities Lending Investments	$-	$-	$-	$-

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report. One security that is priced at fair value by the Valuation Committee instead of the Fund's pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	29,537
Balance as of March 31, 2014	$29,537

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2014 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	2,604	$326,776	1.1%
Lockheed Martin Corporation	466	76,070	0.2%
Northrop Grumman Corporation	6,382	787,411	2.5%
Raytheon Company	7,323	723,439	2.3%
Rockwell Collins, Inc.	877	69,871	0.2%
		1,983,567	6.3%
Airlines
Delta Air Lines, Inc.	9,284	321,691	1.0%
Southwest Airlines Co.	8,900	210,129	0.7%
		531,820	1.7%
Auto Components
Delphi Automotive PLC f	6,709	455,273	1.5%
TRW Automotive Holdings Corp. *	846	69,050	0.2%
		524,323	1.7%
Automobiles
Ford Motor Company	38,755	604,578	1.9%
General Motors Company	3,494	120,263	0.4%
		724,841	2.3%
Beverages
Coca-Cola Enterprises, Inc.	4,671	223,087	0.7%
PepsiCo, Inc.	7,482	624,747	2.0%
The Coca-Cola Company	1,605	62,049	0.2%
		909,883	2.9%
Biotechnology
Amgen Inc.	3,881	478,683	1.5%
Building Products
Masco Corporation	2,995	66,519	0.2%
Capital Markets
Ameriprise Financial, Inc.	1,823	200,658	0.7%
TD Ameritrade Holding Corporation	2,829	96,044	0.3%
The Blackstone Group L.P.	4,103	136,425	0.4%
The Goldman Sachs Group, Inc.	379	62,099	0.2%
UBS AG f	3,275	67,858	0.2%
		563,084	1.8%
Chemicals
Celanese Corporation	1,170	64,947	0.2%
International Flavors & Fragrances Inc.	1,491	142,644	0.5%
LyondellBasell Industries N.V. f	2,451	217,992	0.7%
Sigma-Aldrich Corporation	728	67,981	0.2%
The Dow Chemical Company	1,436	69,775	0.2%
W. R. Grace & Co *	1,343	133,185	0.4%
		696,524	2.2%
Commercial Banks
Bank of America Corp.	4,231	72,773	0.2%
Fifth Third Bancorp	3,224	73,991	0.2%
Huntington Bancshares Incorporated	50,089	499,388	1.6%
J.P. Morgan Chase & Co.	2,161	131,194	0.4%
KeyCorp	10,267	146,202	0.5%
Regions Financial Corporation	18,362	204,002	0.7%
U.S. Bancorp	6,720	288,019	0.9%
Wells Fargo & Company	15,984	795,044	2.6%
		2,210,613	7.1%

Communications Equipment
Harris Corporation	1,936	141,638	0.5%
QUALCOMM Incorporated	1,777	140,134	0.4%
		281,772	0.9%
Consumer Finance
American Express Company	5,464	491,924	1.6%
Discover Financial Services	8,577	499,096	1.6%
		991,020	3.2%
Containers & Packaging
Ball Corporation	5,170	283,368	0.9%
Diversified Consumer Services
H&R Block, Inc.	10,097	304,828	1.0%
Diversified Financial Services
McGraw Hill Financial, Inc.	906	69,128	0.2%
Moody's Corporation	9,739	772,497	2.5%
		841,625	2.7%
Electrical Equipment
Rockwell Automation, Inc.	1,908	237,641	0.8%
Energy Equipment & Services
Seadrill Limited f	1,316	46,271	0.2%
Food & Staples Retailing
The Kroger Co.	3,564	155,569	0.5%
Food Products
Archer-Daniels-Midland Company	4,943	214,477	0.7%
Campbell Soup Company	7,994	358,771	1.1%
General Mills, Inc.	1,197	62,028	0.2%
		635,276	2.0%
Health Care Equipment & Supplies
Abbott Laboratories	3,200	123,232	0.4%
Baxter International Inc.	786	57,834	0.2%
Becton, Dickson and Company	2,334	273,265	0.9%
C.R. Bard, Inc.	3,016	446,308	1.4%
Edwards Lifesciences Corporation *	3,051	226,293	0.7%
Medtronic, Inc.	10,160	625,246	2.0%
St. Jude Medical, Inc.	8,259	540,056	1.7%
Varian Medical Systems, Inc. *	847	71,139	0.2%
		2,363,373	7.5%
Health Care Providers & Services
AmerisourceBergen Corporation	4,115	269,903	0.9%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corporation	2,796	204,751	0.7%
Household Durables
PulteGroup, Inc.	6,519	125,100	0.4%
Household Products
The Clorox Company	2,773	244,052	0.8%
Energizer Holdings, Inc.	584	58,832	0.2%
Kimberly-Clark Corporation	2,481	273,530	0.8%
		576,414	1.8%
Independent Power Producers & Energy Traders
The AES Corporation	27,847	397,655	1.3%
Insurance
Aflac, Inc.	3,085	194,478	0.6%
Principal Financial Group, Inc.	3,060	140,730	0.4%
Prudential Financial, Inc.	788	66,704	0.2%
Unum Group	5,890	207,976	0.7%
		609,888	1.9%
Internet & Catalog Retail
Expedia, Inc.	891	64,598	0.2%
IT Services
Alliance Data Systems Corporation *	2,900	790,105	2.5%
The Western Union Company	20,918	342,218	1.1%
		1,132,323	3.6%

Leisure Equipment & Products
Hasbro, Inc.	2,483	138,104	0.4%
Life Sciences Tools & Services
Agilent Technologies, Inc.	2,457	137,395	0.4%
Machinery
Caterpillar Inc.	721	71,646	0.2%
Deere & Company	1,557	141,375	0.5%
		213,021	0.7%
Media
DISH Network Corporation *	12,765	794,111	2.5%
Omnicom Group Inc.	924	67,082	0.2%
Time Warner Cable Inc.	1,765	242,123	0.8%
Viacom Inc.	817	69,437	0.2%
		1,172,753	3.7%
Multiline Retail
Macys, Inc.	1,196	70,911	0.2%
Nordstrom, Inc.	3,124	195,094	0.6%
		266,005	0.8%
Multi-Utilities
CenterPoint Energy, Inc.	4,925	116,673	0.4%
CMS Energy Corporation	2,163	63,333	0.2%
		180,006	0.6%
Oil, Gas & Consumable Fuels
Denbury Resources Inc.	3,087	50,627	0.2%
Marathon Petroleum Corporation	7,204	627,036	2.0%
Phillips 66	9,505	732,455	2.3%
Tesoro Corporation	4,146	209,746	0.7%
Valero Energy Corporation	1,519	80,659	0.2%
Whiting Petroleum Corporation *	5,222	362,355	1.2%
		2,062,878	6.6%
Personal Products
Herbalife Ltd. f	1,809	103,601	0.3%
Pharmaceuticals
AbbVie Inc.	6,630	340,782	1.1%
Allergan, Inc.	570	70,737	0.2%
Eli Lilly and Company	2,347	138,144	0.5%
Pfizer Inc.	2,246	72,142	0.2%
		621,805	2.0%
Road & Rail
Hertz Global Holdings, Inc. *	11,988	319,360	1.0%
Semiconductors & Semiconductor Equipment
Intel Corporation	21,001	542,036	1.7%
Linear Technology Corporation	1,546	75,275	0.3%
Micron Technology, Inc. *	5,657	133,844	0.4%
NVIDIA Corporation	8,047	144,122	0.5%
Texas Instruments Incorporated	1,548	72,988	0.2%
		968,265	3.1%
Software
Check Point Software Technologies Ltd. * f	5,383	364,052	1.1%
Microsoft Corporation	8,970	367,680	1.2%
Oracle Corporation	10,730	438,965	1.4%
Symantec Corporation	2,630	52,521	0.2%
		1,223,218	3.9%
Technology Hardware, Storage & Peripherals
Hewlett-Packard Company	2,341	75,755	0.2%
NetApp, Inc.	5,982	220,736	0.7%
SanDisk Corporation	2,865	232,609	0.8%
Seagate Technology Public Limited Company f	13,459	755,858	2.4%
Western Digital Corporation	4,670	428,799	1.4%
		1,713,757	5.5%

	Thrifts & Mortgage Finance
	New York Community Bancorp, Inc.	12,093	194,335	0.6%
	Tobacco
	Reynolds American, Inc.	1,227	65,546	0.2%
	TOTAL COMMON STOCKS (Cost $26,111,302)		27,591,281	88.0%

	EXCHANGE TRADED FUNDS
	Other Investment Pools and Funds
	SPDR S&P 500 ETF Trust	11,704	2,189,116	7.0%
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,132,038)		2,189,116	7.0%

	SHORT-TERM INVESTMENTS
	Money Market Mutual Funds
	Dreyfus Institutional Cash Advantage Fund, 0.05% «	960,926	960,926	3.1%
	Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	600,000	600,000	1.9%
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,560,926)		1,560,926	5.0%

	Total Investments (Cost $29,804,266)		31,341,323	100.0%
	Liabilities in Excess of Other Assets		(5,444)	0.0%
	TOTAL NET ASSETS		$31,335,879	100.0%

	Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$27,591,281	$-	$-	$27,591,281
Total Equity	27,591,281	-	-	27,591,281

Exchange Traded Funds	2,189,116	-	-	2,189,116

Short-Term Investments
Money Market Mutual Funds	1,560,926	-	-	1,560,926
Total Short-Term Investments	1,560,926	-	-	1,560,926

Total Investments*	$31,341,323	-	-	$31,341,323

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments
March 31, 2014 (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS
Biotechnology
Alexion Pharmaceuticals, Inc. *	66,452	$10,109,343	1.2%
Building Products
Fortune Brands Home & Security, Inc.	380,006	15,990,652	2.0%
Capital Markets
Affiliated Managers Group, Inc. *	96,350	19,274,817	2.4%
Greenhill & Co., Inc.	324,408	16,862,728	2.1%
Invesco Limited f	179,344	6,635,728	0.8%
		42,773,273	5.3%
Chemicals
Airgas, Inc.	95,133	10,132,616	1.2%
Commercial Banks
East West Bancorp, Inc.	477,951	17,445,212	2.2%
Commercial Services & Supplies
Stericycle, Inc. *	118,762	13,493,738	1.7%
Construction & Engineering
Fluor Corporation	158,106	12,289,579	1.5%
Containers & Packaging
AptarGroup, Inc.	178,773	11,816,895	1.5%
Distributors
LKQ Corporation *	568,622	14,983,190	1.8%
Electrical Equipment
Acuity Brands, Inc.	111,427	14,771,878	1.8%
Regal-Beloit Corporation	80,533	5,855,555	0.7%
Rockwell Automation, Inc.	139,537	17,379,333	2.2%
Roper Industries, Inc.	56,685	7,568,014	1.0%
		45,574,780	5.7%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited *	450,904	17,526,638	2.2%
Energy Equipment & Services
Core Laboratories N.V. f	39,817	7,901,285	1.0%
Oceaneering International, Inc.	213,787	15,362,734	1.9%
		23,264,019	2.9%
Food & Staples Retailing
The Fresh Market, Inc. *	289,644	9,732,038	1.2%
Food Products
McCormick & Co, Incorporated	242,686	17,410,294	2.2%
Health Care Equipment & Supplies
Edwards Lifesciences Corporation *	68,080	5,049,494	0.6%
Health Care Providers & Services
Acadia Healthcare Company, Inc. *	303,072	13,674,609	1.7%
Catamaran Corporation * f	239,225	10,707,711	1.3%
		24,382,320	3.0%
Health Care Technology
Cerner Corporation *	131,289	7,385,006	0.9%
Hotels Restaurants & Leisure
Buffalo Wild Wings Inc. *	47,560	7,081,684	0.9%
Household Products
Church & Dwight Co., Inc.	270,707	18,697,732	2.3%
Internet Software & Services
Pandora Media, Inc. *	161,800	4,905,776	0.6%
IT Services
Alliance Data Systems Corporation *	49,739	13,551,391	1.7%
Teradata Corporation *	206,527	10,159,063	1.2%

		23,710,454	2.9%
Leisure Equipment & Products
Polaris Industries Inc.	90,615	12,659,822	1.6%
Life Sciences Tools & Services
ICON Public Limited Company * f	395,739	18,817,389	2.4%
Illumina, Inc. *	104,083	15,472,979	1.9%
		34,290,368	4.3%
Machinery
Actuant Corporation	339,042	11,578,284	1.4%
The Middleby Corporation *	34,752	9,181,826	1.2%
Trinity Industries, Inc.	94,065	6,779,264	0.8%
WABCO Holdings Inc. *	160,585	16,951,353	2.1%
		44,490,727	5.5%
Multiline Retail
Dollar Tree, Inc. *	306,978	16,018,112	2.0%
Oil, Gas & Consumable Fuels
Southwestern Energy Company *	385,574	17,740,260	2.2%
Whiting Petroleum Corporation *	251,410	17,445,340	2.2%
		35,185,600	4.4%
Pharmaceuticals
Perrigo Company f	86,818	13,427,272	1.7%
Professional Services
Manpower Inc.	180,760	14,249,311	1.8%
Road & Rail
J.B. Hunt Transport Services, Inc.	207,115	14,895,711	1.8%
Semiconductors & Semiconductor Equipment
Altera Corporation	257,140	9,318,753	1.2%
Microchip Technology Incorporated	269,530	12,872,753	1.6%
Skyworks Solutions, Inc. *	369,544	13,865,291	1.7%
		36,056,797	4.5%
Software
ANSYS, Inc. *	171,724	13,226,183	1.6%
Citrix Systems, Inc. *	155,894	8,952,992	1.1%
Concur Technologies, Inc. *	134,161	13,291,330	1.7%
Fortinet, Inc. *	521,905	11,497,567	1.4%
Qlik Technologies Inc. *	230,411	6,126,629	0.8%
The Ultimate Software Group, Inc. *	95,745	13,117,065	1.6%
		66,211,766	8.2%
Specialty Retail
Dick's Sporting Goods, Inc.	280,417	15,313,572	1.9%
O'Reilly Automotive, Inc. *	125,859	18,676,217	2.3%
Tiffany & Co.	138,869	11,963,564	1.5%
Tractor Supply Company	202,761	14,321,010	1.8%
Urban Outfitters, Inc. *	419,663	15,305,110	1.9%
		75,579,473	9.4%
Textiles, Apparel & Luxury Goods
PVH Corp.	147,626	18,419,296	2.3%
Under Armour, Inc. - Class A *	85,514	9,803,325	1.2%
		28,222,621	3.5%
Trading Companies & Distributors
Fastenal Company	291,305	14,367,163	1.8%
Watsco, Inc.	118,808	11,870,107	1.5%
		26,237,270	3.3%
TOTAL COMMON STOCKS (Cost $671,514,769)		771,279,583	95.8%

	SHORT-TERM INVESTMENTS
	Money Market Mutual Funds
	Dreyfus Institutional Cash Advantage Fund, 0.05% «	14,332,195	14,332,195	1.8%
	Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	15,000,000	15,000,000	1.8%
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,332,195)		29,332,195	3.6%

	Total Investments (Cost $700,846,964)		800,611,778	99.4%
	Other Assets in Excess of Liabilities		4,530,810	0.6%
	TOTAL NET ASSETS		$805,142,588	100.0%

	Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions  (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$771,279,583	$-	$-	$771,279,583
Total Equity	771,279,583	-	-	771,279,583

Short-Term Investments
Money Market Mutual Funds	29,332,195	-	-	29,332,195
Total Short-Term Investments	29,332,195	-	-	29,332,195

Total Investments*	$800,611,778	$-	$-	$800,611,778

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments
March 31, 2014 (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
Hexcel Corporation *	15,745	$685,537	2.9%
Auto Components
Motorcar Parts of America, Inc. *	33,390	887,172	3.8%
Capital Markets
Diamond Hill Investment Group, Inc.	4,915	646,028	2.7%
Commercial Banks
PrivateBancorp, Inc.	16,011	488,495	2.1%
Texas Capital Bancshares, Inc. *	7,322	475,491	2.0%
TriState Capital Holdings, Inc. *	34,761	493,954	2.1%
		1,457,940	6.2%
Construction & Engineering
MasTec, Inc. *	19,894	864,195	3.6%
Quanta Services, Inc. *	16,531	609,994	2.6%
		1,474,189	6.2%
Consumer Finance
Encore Capital Group, Inc. *	14,304	653,693	2.8%
Portfolio Recovery Associates, Inc. *	15,154	876,810	3.7%
		1,530,503	6.5%
Diversified Consumer Services
Steiner Leisure Limited * f	7,907	365,699	1.6%
Electric Utilities
UIL Holdings Corporation	7,703	283,547	1.2%
Electrical Equipment
Generac Holdings Inc.	14,043	828,116	3.5%
Energy Equipment & Services
Mitcham Industries, Inc. *	13,241	184,580	0.8%
Pacific Drilling SA * f	51,781	563,377	2.4%
Vantage Drilling Co. * f	188,405	322,173	1.3%
Willbros Group, Inc. *	18,836	237,710	1.0%
		1,307,840	5.5%
Food Products
Pinnacle Foods Inc.	25,250	753,965	3.2%
Gas Utilities
South Jersey Industries, Inc.	7,934	445,018	1.9%
Health Care Equipment & Supplies
ICU Medical, Inc. *	6,566	393,172	1.7%
Health Care Providers & Services
Air Methods Corporation *	6,419	342,967	1.5%
Household Durables
Jarden Corporation *	13,576	812,252	3.4%
Insurance
HCC Insurance Holdings, Inc.	12,387	563,485	2.4%
Hilltop Holdings, Inc. *	30,156	717,411	3.0%
		1,280,896	5.4%

Internet Software & Services
j2 Global, Inc.	10,257	513,363	2.2%
IT Services
WEX Inc. *	4,829	458,996	1.9%
Oil, Gas & Consumable Fuels
Navigator Holdings Limited * f	19,055	495,430	2.1%
PDC Energy, Inc. *	8,429	524,790	2.2%
Sandridge Energy, Inc. *	33,165	203,633	0.9%
Targa Resources Corp.	6,504	645,587	2.7%
		1,869,440	7.9%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.	21,248	435,372	1.8%
Blackstone Mortgage Trust, Inc.	16,501	474,404	2.0%
DiamondRock Hospitality Company	40,070	470,822	2.0%
LTC Properties, Inc.	18,496	696,004	2.9%
Mid-America Apartment Communities, Inc.	4,747	324,078	1.4%
Omega Healthcare Investors, Inc.	19,565	655,819	2.8%
		3,056,499	12.9%
Road & Rail
Quality Distribution, Inc. *	32,066	416,537	1.8%
Universal Truckload Services, Inc.	23,862	689,612	2.9%
		1,106,149	4.7%
Semiconductors & Semiconductor Equipment
Himax Technologies, Inc. f	43,898	505,705	2.1%
Specialty Retail
Conn's Inc. *	11,745	456,293	1.9%
Rent-A-Center, Inc.	13,124	349,099	1.5%
		805,392	3.4%
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	8,041	614,976	2.6%
Thrifts & Mortgage Finance
Bofi Holding, Inc. *	4,835	414,601	1.8%
Capitol Federal Financial, Inc.	18,730	235,061	1.0%
Chicopee Bancorp, Inc.	20,674	365,930	1.5%
		1,015,592	4.3%
TOTAL COMMON STOCKS (Cost $19,076,347)		23,440,953	99.2%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	291,484	291,484	1.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $291,484)		291,484	1.2%

Total Investments (Cost $19,367,831)		23,732,437	100.4%
Liabilities in Excess of Other Assets		(88,808)	(0.4)%
TOTAL NET ASSETS		$23,643,629	100.0%

Notes to Schedule of Investments
* Non-Income Producing
f Foreign Security
« 7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2014 (Unaudited)
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$23,440,953	$-	$-	$23,440,953
Total Equity	23,440,953	-	-	23,440,953

Short-Term Investments
Money Market Mutual Funds	291,484	-	-	291,484
Total Short-Term Investments	291,484	-	-	291,484

Total Investments*	$23,732,437	$-	$-	$23,732,437

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2014 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Intermediate Municipal Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$11,972,091	$2,261,567,667	$1,379,340,693	$987,792,123	$2,227,046,244	$3,186,733,493
Gross unrealized appreciation	$34,301	$14,934,431	$25,772,464	$40,921,569	$53,767,841	$65,063,132
Gross unrealized depreciation	(3,596)	(7,471,146)	(7,050,052)	(5,292,619)	(24,759,586)	(48,741,752)
Net unrealized appreciation	$30,705	$7,463,285	$18,722,412	$35,628,950	$29,008,255	$16,321,380

	Baird LargeCap Fund	Baird MidCap Fund	Baird SmallCap Value Fund
Cost of investments	$29,804,266	$700,846,964	$19,367,831
Gross unrealized appreciation	$1,809,928	$119,119,585	$4,770,687
Gross unrealized depreciation	(272,871)	(19,354,771)	(406,081)
Net unrealized appreciation	$1,537,057	$99,764,814	$4,364,606

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By  /s/ Mary Ellen Stanek
       Mary Ellen Stanek, President

Date  May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Mary Ellen Stanek
       Mary Ellen Stanek, President

Date  May 28, 2014

By  /s/ Dominick Zarcone
       Dominick Zarcone, Treasurer

Date  May 28, 2014